As filed with the Securities and Exchange Commission on September 4, 2003.
                         Registration No. 33-48606
            (BBH Tax Free Short/Intermediate Fixed IncomeFund)

                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 15
                                    AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 70

                                 BBH TRUST
            (Exact name of Registrant as specified in charter)
                              40 Water Street
                        Boston, Massachusetts 02109
                 (Address of Principal Executive Offices)
            Registrant's Telephone Number, Including Area Code:
                              (617) 423-0800

                             CHARLES O. IZARD
               40 Water Street, Boston, Massachusetts 02109
                  (Name and Address of Agent for Service)
                                 Copy to:
                      JOHN E. BAUMGARDNER, JR., ESQ.
                            Sullivan & Cromwell
                 25 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filing pursuant to pursuant to paragraph (b)
[ ] on  _____________        pursuant  to  paragraph  (b)
[ ] 60 days  after  filing  pursuant  to paragraph (a) (i)
[ ] on _______________ pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest (par value $.001)

[GRAPHIC]

[BROWN BROTHERS HARRIMAN LOGO]


PROSPECTUS

AUGUST 31, 2003


BBH U.S. TREASURY MONEY FUND

BBH MONEY MARKET FUND

BBH TAX EXEMPT MONEY FUND

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS


                                                         PAGE
INVESTMENT OBJECTIVE                                        3

PRINCIPAL INVESTMENT STRATEGIES                             3

PRINCIPAL RISK FACTORS                                      6

FUND PERFORMANCE                                            8

FEES AND EXPENSES OF THE FUNDS                             12

INVESTMENT ADVISER                                         14

SHAREHOLDER INFORMATION                                    16

FINANCIAL HIGHLIGHTS                                       23

ADDITIONAL INFORMATION                                     27

The BBH Funds are a mutual fund family that offer a variety of investment goals and strategies. The Funds offered within this prospectus are: BBH U.S. Treasury Money Fund, BBH Money Market Fund, BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund, all of which are portfolios of BBH Trust.


INVESTMENT OBJECTIVE

The investment objective of the BBH U.S. Treasury Money Fund and the BBH Money Market Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the BBH Tax Exempt Money Fund is to provide investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the BBH Tax Free Short/Intermediate Fixed Income Fund is to provide investors with as high a level of income exempt from federal income tax as is consistent with minimizing price fluctuations in NAV and maintaining liquidity. Each Fund's investment objective may only be changed with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

BBH U.S. TREASURY MONEY FUND

The Investment Adviser of the BBH U.S. Treasury Money Fund invests in securities issued by the U.S. Treasury and backed as to principal and interest payments by the full faith and credit of the United States of America and repurchase agreements collateralized by such securities. These securities are issues of the U.S. Treasury, such as bills, notes and bonds as well as other full faith and credit obligations of the U.S. government.

BBH MONEY MARKET FUND
The BBH Money Market Fund invests all of its assets in the BBH U.S. Money Market Portfolio, an investment company that has the same investment objective as the Fund. The Investment Adviser invests all of the assets of the BBH U.S. Money Market Portfolio in short-term securities denominated in U.S. dollars which, at the time of purchase, are rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's Investors Service, Standard & Poor's and Fitch Ratings). The instruments in which the Investment Adviser may invest include U.S. government securities and obligations of U.S. and non-U.S. banks (such as certificates of deposit and fixed time deposits), commercial paper, repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities and bonds issued by U.S. corporations. The BBH U.S. Money Market Portfolio invests at least 80% of its assets in securities issued in the U.S.

BBH TAX EXEMPT MONEY FUND
The Investment Adviser invests at least 80% of the BBH Tax Exempt Money Fund's assets in municipal securities the interest on which is exempt from federal income tax and alternative minimum tax. The Investment Adviser invests all of the BBH Tax Exempt Money Fund's assets in securities which, at the time of purchase, are either (1) rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs; or (2) if unrated, are of comparable quality as determined by or under the direction of the BBH Tax Exempt Money Fund's Board of Trustees; or (3) do not carry a short-term rating but fall within the maturity parameters of the BBH Tax Exempt Money Fund and carry a long-term debt rating within the two highest debt rating categories by at least two NRSROs. Municipal securities may be fully or partially guaranteed. They may be guaranteed by a pool of underlying U.S. Treasuries (known as "pre-refunded"), local governments or by the credit of a private issuer. Municipal securities may also be guaranteed by the current or anticipated revenues from a specific project or specific assets. Additionally, municipal securities may be guaranteed by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. The Investment Adviser may invest more than 25% of the BBH Tax Exempt Money Fund's total assets in tax-exempt securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
The Investment Adviser invests at least 80% of the BBH Tax Free Short/Intermediate Fixed Income Fund's assets in fixed income municipal securities the interest on which is exempt from federal income tax and alternative minimum tax. The Investment Adviser invests all of the BBH Tax Free Short/Intermediate Fixed Income Fund's assets in securities which, at the time of purchase, are rated within the three highest rating categories by at least two (unless only rated by one) NRSROs or, if unrated, are of comparable quality as determined by or under the direction of the BBH Tax Free Short/Intermediate Fixed Income Fund's Board of Trustees. Municipal securities may be fully or partially guaranteed. They may be guaranteed by a pool of underlying U.S. Treasuries (known as "pre-refunded"), local governments or by the credit of a private issuer. Municipal securities may also be guaranteed by the current or anticipated revenues from a specific project or specific assets. The securities in which the Investment Adviser invests may include municipal bonds, notes, commercial paper, variable and floating rate instruments and when-issued and delayed delivery securities. The dollar weighted average maturity of the BBH Tax Free Short/Intermediate Fixed Income Fund's portfolio is expected to be approximately three years.

PRINCIPAL RISK FACTORS

The principal risks of investing in each Fund are described below. A shareholder may lose money by investing in the Funds. Market Risk, Interest Rate Risk and Credit Risk discussed below are applicable to each Fund and the Portfolio.

MARKET RISK:

The price of a debt security will fluctuate in response to changes in interest rates. A major change in interest rates, a default on an investment held by a Fund or a significant decline in the value of a Fund's investment could cause the value of your investment in a Fund, or its yield to decline.


INTEREST RATE RISK:
The amount of income paid to the shareholder by each Fund will fluctuate depending on day-to-day variations in short-term interest rates. In general, the prices of debt securities fall when interest rates rise. The Tax Free Short/Intermediate Fixed Income Fund invests in longer term obligations which are usually more sensitive to interest rate changes than the shorter-term obligations in which the money market funds invest.

CREDIT RISK:
Credit risk refers to the likelihood that an issuer will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Entities providing credit support, or a maturity-shortening structure, also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If a security's structure fails to function as intended, the security could become taxable or decline in value. Because the BBH Tax Exempt Money Fund and the BBH Tax Free Short/Intermediate Fixed Income Fund may invest their assets in municipal securities of issuers financing similar type projects, each Fund may be adversely affected by a particular economic or political event affecting that type project. Because the BBH U.S. Money Market Portfolio invests a significant portion of its assets in bank obligations, the value of these investments and the net assets of the Portfolio could decline more dramatically as a result of adverse events affecting the bank industry.

FOREIGN INVESTMENT RISK:
Because the BBH U.S. Money Market Portfolio invests in securities issued by non-U.S. banks, the Portfolio is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets. There may be rapid changes in the values of these securities.

INVESTMENTS IN EACH FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF EACH FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERATED DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE BBH MONEY MARKET FUND, BBH U.S. TREASURY MONEY FUND AND BBH TAX EXEMPT MONEY FUND SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND.

FUND PERFORMANCE


The bar chart and table below give an indication of the risks of investing in the BBH U.S. Treasury Money Fund, BBH Money Market Fund, BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund. The bar chart shows changes in each Fund's performance from year to year. The table shows how the BBH Tax Free Short/Intermediate Fixed Income Fund's average annual returns for the periods indicated compared to those of the Lehman Brothers 3-Year Municipal Index, a broad-based market index. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.



For current yield information, please call 1-800-625-5759 toll free, or contact your account representative. When you consider this information, please remember that a Fund's performance (before and after taxes in the case of the BBH Tax Free Short/Intermediate Fixed Income Fund) in past years is not an indication of how a Fund will do in the future.

As of June 30, 2003 the BBH U.S. Treasury Money Fund, BBH Money Market Fund, BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund had year-to-date returns of 0.34%%, 0.42%, 0.31%, and 1.23%, respectively.

[CHART]

                           BBH U.S.TREASURY MONEY FUND
                       TOTAL RETURNS (% PER CALENDAR YEAR)

1993      2.60%
1994      3.42%
1995      5.16%
1996      4.72%
1997      4.76%
1998      4.63%
1999      4.06%
2000      5.41%
2001      3.63%
2002      1.23%

[CHART]

                              BBH MONEY MARKET FUND
                       TOTAL RETURNS (% PER CALENDAR YEAR)

1993      2.81%
1994      3.65%
1995      5.59%
1996      5.02%
1997      5.16%
1998      5.06%
1999      4.80%
2000      6.00%
2001      3.75%
2002      1.37%

[CHART]

                            BBH TAX EXEMPT MONEY FUND
                       TOTAL RETURNS (% PER CALENDAR YEAR)

2000      3.32%
2001      2.27%
2002      0.92%

[CHART]

                BBHTAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                       TOTAL RETURNS (% PER CALENDAR YEAR)

1993      5.91%
1994      0.30%
1995      7.17%
1996      2.57%
1997      3.98%
1998      4.60%
1999      0.83%
2000      4.36%
2001      5.52%
2002      5.64%

HIGHEST AND LOWEST RETURNS (QUARTERLY 1993-2003)


                                       HIGHEST RETURN                LOWEST RETURN
                                    ---------------------        --------------------
                                                  QUARTER                     QUARTER
                                                    ENDED                       ENDED
                                                  -------                    --------
BBH U.S. Treasury Money Fund         1.40%         Dec-00         0.15%        Jun-03

BBH Money Market Fund                1.57%        Sept-00         0.20%        Jun-03

BBH Tax Exempt Money Fund            0.87%        Sept-00         0.15%      March 03

BBH Tax Free Short/Intermediate
  Fixed Income Fund                  2.47%         Mar-95        (0.94)%       Mar-94



AVERAGE ANNUAL TOTAL RETURNS (THROUGH JUNE 30, 2003)


                                    1 YEAR      5 YEAR  10 YEARS              LIFE OF FUND
                                    ------      ------  --------              ------------
BBH U.S. Treasury Money Fund*        0.91%       3.38%     3.87%     3.84% (since 3/12/91)

BBH Money Market Fund*               1.06%       3.75%     4.21%    5.50% (since 12/12/83)

BBH Tax Exempt Money Fund            0.72%         NA        NA      2.13% (since 2/22/99)

BBH Tax Free Short/Intermediate
  Fixed Income Fund
  (Return Before Taxes)              4.04%       4.16%     3.99%     4.21% (since 7/23/92)

  Return After Taxes on
   Distributions**                   2.89%       2.65%     2.68%     2.76% (since 7/23/92)

  Return After Taxes on
   Distributions and Sale of
   Fund Shares**                     1.87%       2.47%      2.54%    2.61% (since 7/23/92)

  Lehman Brothers 3-Year
   Municipal Index                   4.94%       5.24%     5.03%     5.06% (since 7/31/92)



* Total returns are subject to federal income taxes at the Stockholders marginal tax rate, which may be as high as 38.6%.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of State and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUNDS


The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Funds.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM AN INVESTOR'S ACCOUNT)

                                                             ALL FUNDS
                                                             ---------
Maximum Sales Charge (Load) Imposed on Purchase                   None

Maximum Deferred Sales Charge (Load)                              None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None

Redemption Fee                                                    None

Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                                  BBH TAX FREE SHORT/
                               BBH U.S. TREASURY     BBH MONEY  BBH TAX EXEMPT     INTERMEDIATE FIXED
                                      MONEY FUND   MARKET FUND      MONEY FUND            INCOME FUND
                               -----------------   -----------  --------------    -------------------
Management Fees                             0.15%          NA            0.15%                   0.25%

Distribution (12b-1) Fees                   None         None            None                    None

Other Expenses(1)                           0.42         0.52            0.42                    0.57
                                           -----        -----           -----                   -----
Total Annual Fund Operating
   Expenses                                 0.57%        0.52%(2)        0.57%                   0.82%
                                           =====        =====           =====                   =====

(1) Other Expenses include:
     Administration Fee                     0.10%        0.10%           0.10%                   0.15%
     Shareholder Servicing/
     Eligible Institution Fee              0.225%       0.250%          0.250%                  0.250%



(2) The expenses shown for the BBH Money Market Fund include the expenses of the BBH U.S. Money Market Portfolio.

EXAMPLE

The example is intended to help an investor compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Funds for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Funds' operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the Investor's costs would be:


                                                                                       BBH TAX FREE
                                                                                 SHORT/INTERMEDIATE
                          BBH U.S. TREASURY          BBH MONEY    BBH TAX EXEMPT       FIXED INCOME
                               MONEY MARKET     MARKET FUND(1)        MONEY FUND               FUND
                          -----------------     --------------    -------------- ------------------
1 Year                               $   58             $   53           $    58             $    84

3 Years                              $  183             $  167           $   183             $   262

5 Years                              $  318             $  291           $   318             $   455

10 years                             $  714             $  653           $   714             $ 1,014


(1) The example above reflects the expenses of both the Fund and the Portfolio.

INVESTMENT ADVISER

The Investment Adviser to the BBH U.S. Treasury Money Fund, BBH Tax Exempt Money Fund, BBH Tax Free Short/Intermediate Fixed Income Fund and BBH U.S. Money Market Portfolio is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940.

The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Funds and the Portfolio. Subject to the general supervision of the Trustees, the Investment Adviser makes the day-to-day investment decisions, places the purchase and sale orders for the portfolio transactions, and generally manages the investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At June 30, 2003, it managed total assets of approximately $35 billion.

A team of individuals manages the assets of all four Funds on a day-to-day basis. This team includes Mr. Jeffrey A. Schoenfeld, Mr. Glenn E. Baker, Mr. Greg S. Steier, Mr. John

Ackler, Ms. Debra L. Crovicz and Mr. John C.G. Brownlie. Mr. Schoenfeld holds a B.A. from the University of California, Berkley and a M.B.A from the Wharton School of the University of Pennsylvania. He joined Brown Brothers Harriman in 1984. Mr. Baker holds a B.S. and a M.B.A. from the University of Michigan and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1991.
Mr. Steier holds a B.S. and a M.B.A. from New York University. He joined Brown Brothers Harriman in 1992. Mr. Ackler holds a B.S. from Philadelphia University and a M.B.A. from Lehigh University and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1999. Prior to joining Brown Brothers Harriman, he worked for Nomura Asset Management USA Inc. from 1998 to 1999.
Ms. Crovicz holds a B.B.A. from George Washington University. She joined Brown Brothers Harriman in 1997. Mr. Brownlie holds a B.A. from Wheaton College. He joined Brown Brothers Harriman in 1995.

As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Investment Adviser, under the Investment Advisory Agreements, the Funds pay the Investment Adviser the following annual fees, computed daily and payable monthly:

                                                    PERCENTAGE
                                                    OF AVERAGE
                                                         DAILY
                                                    NET ASSETS
                                                    ----------
BBH U.S. Treasury Money Fund                              0.15%

BBH U.S. Money Market Portfolio                           0.10%

BBH Tax Exempt Money Fund                                 0.15%

BBH Tax Free Short/Intermediate Fixed Income Fund         0.25%

SHAREHOLDER INFORMATION

NET ASSET VALUE
The Trust normally determines the net asset value (NAV) of each Fund every day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. The BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund each normally calculate their NAV once daily at noon, Eastern time. The BBH U.S. Money Market Portfolio, BBH Money Market Fund and the BBH Tax Free Short/Intermediate Fixed Income Fund each normally calculate their NAV once daily at 4:00 p.m., Eastern time. NAV is the value of a single share of a Fund.

It is anticipated that the NAV per share of the BBH Money Market Fund, BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund will remain constant at $1.00. No assurance can be given that this goal can be achieved.

The Trust values the assets of the BBH U.S. Treasury Money Fund, BBH Tax Exempt Money Fund and the BBH U.S. Money Market Portfolio at amortized cost, which is approximately equal to market value. The Trust values the assets in the BBH Tax Free Short/Intermediate Fixed Income Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets of the BBH Tax Free

Short/ Intermediate Fixed Income Fund are valued at fair value in accordance with procedures established by the Trustees of the Trust.

PURCHASE OF SHARES
The Trust offers shares of each Fund on a continuous basis at its NAV without a sales charge. The Trust reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Trust then executes purchases of Fund shares at the NAV per share next determined after the Trust receives the purchase order, including acceptable payment for such order. Shares of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund are entitled to dividends declared on the day the Trust executes the purchase order on the books of the Trust. Shares of the BBH Tax Free Short/Intermediate Fixed Income Fund are entitled to dividends declared on the next business day following the day the Trust executes the purchase order on the books of the Trust.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers which currently is as low as $1,000. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares with the Trust through Forum Shareholder Services, LLC, the Funds' Transfer Agent. Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares. Brown Brothers Harriman, the Funds' Shareholder Servicing Agent has established a minimum initial purchase requirement for each Fund of $100,000 and a minimum subsequent purchase requirement for each Fund of $25,000. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.


REDEMPTION OF SHARES
The Trust executes your redemption request at the next NAV calculated after the Trust receives your redemption request. Shares of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund continue to earn daily dividends declared prior to the business day that the Trust executes the redemption request on the books of the Trust. Shares of the BBH Tax Free Short/Intermediate Fixed Income Fund continue to earn dividends declared through the business day that the Trust executes the redemption request on the books of the Trust.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial

Intermediary. The Trust pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request in good order to the Trust through the Shareholder Servicing Agent. The Trust pays proceeds resulting from such redemption directly to shareholders of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund generally on the day the redemption request is executed. The Trust pays proceeds resulting from such redemption directly to shareholders of the BBH Tax Free Short/Intermediate Fixed Income Fund generally on the next business day after the redemption request is executed.

A shareholder redeeming shares should be aware that the NAV of the shares of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund may, in unusual circumstances, decline below $1.00 per share. Accordingly, a redemption request may result in payment of a dollar amount which differs from the number of shares redeemed.

REDEMPTIONS BY THE TRUST
The Shareholder Servicing Agent has established a minimum account size of $100,000 for the Funds, which may be amended from time to time. If the value of a shareholder's holdings in a Fund falls below that amount because of a redemption of shares, the Trust may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Trust notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time for their respective customers a min-imum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

FURTHER REDEMPTION INFORMATION
Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Trust may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

DIVIDENDS AND DISTRIBUTIONS
The net income and short-term capital gains and losses of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund, if any, are declared as a dividend daily and paid monthly. All of the BBH Tax Free Short/Intermediate Fixed Income Fund's net investment income and a discretionary portion of any net short-term capital gains are declared as a dividend daily and paid monthly.

Determination of each Fund's net income is made each business day immediately prior to the determination of the NAV per share of each Fund. Net income for days other than such business days is determined at the time of the determination of the NAV per share of each Fund on the immediately preceding business day.

Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends in additional Fund shares.

Dividends declared are payable to shareholders of record of the Funds on the date of determination. For the BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund, shares purchased through submission of a purchase order prior to noon, Eastern time on such a business day begin earning dividends on that business day. For the BBH Money Market Fund, shares purchased through submission of a purchase order prior to 4:00 p.m., Eastern time on such a business day begin earning dividends on that business day. Shares redeemed do not qualify for a dividend on the business day that the redemption is executed. For the BBH Tax Free Short/Intermediate Fixed Income Fund, shares purchased through submission of a purchase order prior to 4:00 p.m., Eastern time on such a business day begin earning dividends on the next business day. Shares redeemed do qualify for a dividend on the business day that the redemption is executed. Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Trust elects to have dividends paid in cash, the Trust automatically reinvests dividends in additional Fund shares without reference to the minimum subsequent purchase requirement.


A shareholder who elects to have dividends paid in cash receives a check in the amount of such dividends. In the event a shareholder redeems all shares held at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares by such shareholder will be subject to the minimum initial purchase requirements. There are no sales charges for the reinvestment of dividends.


Substantially all of the BBH Tax Free Short/Intermediate Fixed Income Fund's realized net long-term capital gains, if any, are declared and paid to shareholders on an annual basis as a capital gains distribution. The Trust may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

TAXES
Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the BBH U.S. Treasury Money Fund and BBH Money Market Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

The BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund expect that most of their net income will be attributable to interest on municipal obligations and as a result most of the Funds' dividends to shareholders will not be taxable. The non-exempt portion of dividends are taxable to shareholders of the Funds as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

The BBH Tax Free Short/Intermediate Fixed Income Fund's capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

The treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help an investor understand the financial performance of the Funds. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                       BBH U.S. TREASURY MONEY FUND
                                      --------------------------------------------------------------
                                                        FOR THE YEARS ENDED JUNE 30,
                                      --------------------------------------------------------------
                                         2003          2002          2001       2000         1999
                                      ---------     ---------     ---------  ----------   ----------
Net asset value, beginning of year    $    1.00     $    1.00     $    1.00  $     1.00   $    1.00
Income from investment operations:
   Net investment income                   0.01          0.02          0.05        0.05        0.04
Dividends to shareholders from net
   investment income                      (0.01)        (0.02)        (0.05)      (0.05)       (0.04)
                                      ---------     ---------     ---------  ----------   ----------
Net asset value, end of year          $    1.00     $    1.00     $    1.00  $     1.00   $     1.00
                                      =========     =========     =========  ==========   ==========

   Total return                            0.91%         1.95%         5.20%       4.75%       4.15%
Ratios/Supplemental Data:
   Net assets, end of year
     (000's omitted)                  $ 136,886     $ 188,010     $ 186,039  $  134,425   $  193,222
   Ratio of expenses to average
     net assets                            0.57%(1)      0.56%(1)      0.55%       0.57%        0.62%
   Ratio of net investment income
     to average net assets                 0.92%         1.91%         5.00%       4.68%        4.07%

----------

(1) The ratio of expenses to average net assets for the years ended June 30, 2003 and 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.57% and 0.56%, respectively.

                                                                      BBH MONEY MARKET FUND
                                       --------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDED JUNE 30,
                                       --------------------------------------------------------------------------------
                                           2003             2002             2001             2000             1999
                                       ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of year     $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Income from investment operations:
   Net investment income                       0.01             0.02             0.05             0.05             0.05
Dividends to shareholders from
   net investment income                      (0.01)           (0.02)           (0.05)           (0.05)           (0.05)
                                       ------------     ------------     ------------     ------------     ------------
Net asset value, end of year           $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                       ============     ============     ============     ============     ============
   Total return                                1.06%            2.10%            5.57%            5.36%            4.77%
Ratios/Supplemental Data(1):
   Net assets, end of year
     (000's omitted)                   $  1,458,587     $  1,381,937     $  1,449,742     $  1,421,982     $  1,074,741
   Ratio of expenses to
     average net assets                        0.52%            0.51%            0.52%            0.53%            0.53%
   Ratio of net investment income
     to average net assets                     1.05%            2.08%            5.43%            5.29%            4.66%

----------

(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as approriate.

                                                                          BBH TAX EXEMPT MONEY FUND
                                       -------------------------------------------------------------------------------------
                                                                                                               FOR THE
                                                                                                             PERIOD FROM
                                                                                                             FEBRUARY 22,
                                                                                                                 1999
                                                                                                            (COMMENCEMENT
                                                           FOR THE YEARS ENDED JUNE 30,                    OF OPERATIONS) TO
                                       ---------------------------------------------------------------         JUNE 30,
                                           2003             2002             2001             2000              1999
                                       ------------     ------------     ------------     ------------     -----------------
Net asset value, beginning of period   $       1.00     $       1.00     $       1.00     $       1.00       $       1.00
Income from investment operations:
   Net investment income                       0.01             0.01             0.03             0.03               0.01
Dividends to shareholders from net
   investment income                          (0.01)           (0.01)           (0.03)           (0.03)             (0.01)
                                       ------------     ------------     ------------     ------------       ------------
Net asset value, end of period         $       1.00     $       1.00     $       1.00     $       1.00       $       1.00
                                       ============     ============     ============     ============       ============
   Total return                                0.72%            1.40%            3.20%            3.05%              1.03%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)                   $    465,397     $    414,143     $    199,398     $    173,050       $     14,654
   Ratio of expenses to average
     net assets(1)                             0.56%(2)         0.53%(2)         0.65%            0.65%              0.65%(3)
   Ratio of net investment income to
     average net assets                        0.72%            1.28%            3.17%            3.24%              2.63%(3)


----------

(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total would have been as follows:


  Expenses paid by the Fund.         -         -      0.62%    0.62%    1.23%(3)

  Expense offset arrangement         -         -      0.03%    0.03%    0.05%(3)
                                ------    ------   -------   ------   ------

  Net expenses                       -         -      0.65%    0.65%    1.28%(3)


(2) The ratio of expenses to average net assets for the years ended June 30, 2003 and 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.57% and 0.55%, respectively.

(3) Annualized.

                                                                     BBH TAX FREE SHORT/INTERMEDIATE
                                                                            FIXED INCOME FUND
                                              --------------------------------------------------------------------------------
                                                                         FOR THE YEARS ENDED JUNE 30,
                                              --------------------------------------------------------------------------------
                                                  2003             2002             2001             2000            1999
                                              ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of year            $      10.73     $      10.53     $      10.24     $      10.30     $      10.40
Income from investment operations:
   Net investment income                              0.25             0.31             0.35             0.34             0.35
   Net realized and unrealized gain
     (loss) on investments                            0.18             0.22             0.29            (0.06)           (0.10)
Less dividends and distributions:
   From net investment income                        (0.26)           (0.31)           (0.35)           (0.34)           (0.35)
   From net realized gains                           (0.03)           (0.02)               -                -                -
                                              ------------     ------------     ------------     ------------     ------------
Net asset value, end of year                  $      10.87     $      10.73     $      10.53     $      10.24     $      10.30
                                              ============     ============     ============     ============     ============
   Total return                                       4.04%            5.14%            6.37%            2.88%            2.44%
Ratios/Supplemental Data:
   Net assets, end of year
     (000's omitted)                          $    107,261     $     82,365     $     64,592     $     78,381     $     75,719
   Ratio of expenses to average net assets:
   Net expenses paid by Fund                          0.82%            0.83%            0.77%            0.85%            0.82%
   Expense offset arrangement                         0.00%(1)         0.01%            0.06%            0.03%            0.01%
                                              ------------     ------------     ------------     ------------     ------------
     Total expenses                                   0.82%            0.84%            0.83%            0.88%            0.83%
   Ratio of net investment
     income to average net assets                     2.33%            2.90%            3.36%            3.29%            3.37%
   Portfolio turnover rate                              82%              94%              45%              22%              44%

----------


(1) Amount is less than 0.01%.

ADDITIONAL INFORMATION

BBH MONEY MARKET FUND
INVESTMENT STRUCTURE. The Trust seeks to achieve the investment objective of the BBH Money Market Fund by investing all of the Fund's assets in the BBH U.S. Money Market Portfolio, a diversified open-end investment company having the same investment objective as the Fund. Other mutual funds or institutional investors may invest in the BBH U.S. Money Market Portfolio on the same terms and conditions as the Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. The Trust may withdraw the Fund's investment in the BBH U.S. Money Market Portfolio at any time as a result of changes in the BBH U.S. Money Market Portfolio's investment objective, policies or restrictions or if the Board of Trustees determines that it is otherwise in the best interests of the Fund to do so.

U.S. GOVERNMENT SECURITIES. The BBH U.S. Money Market Portfolio may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States.

BANK OBLIGATIONS. The BBH U.S. Money Market Portfolio may invest in U.S. dollar-denominated high quality securities. These securities include negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof. The BBH U.S. Money Market Portfolio's investments also include obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches. (The BBH U.S.

Money Market Portfolio may only invest in obligations of such non-U.S. banks if such bank has more than $500 million in total assets).

COMMERCIAL PAPER. The BBH U.S. Money Market Portfolio may invest in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement in which the seller (the Lender) of a security agrees to repurchase from the BBH U.S. Money Market Portfolio the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The BBH U.S. Money Market Portfolio always receives as collateral securities which are eligible securities for the BBH U.S. Money Market Portfolio to purchase.

OTHER OBLIGATIONS. Assets of the BBH U.S. Money Market Portfolio may be invested in bonds and asset-backed securities with maturities not exceeding thirteen months, issued by U.S. corporations.

BBH TAX EXEMPT MONEY FUND AND BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND The following information describes the securities each Fund may purchase, the interest on which is exempt from federal income tax and the alternative minimum tax. However, other such securities not mentioned below may be purchased for each Fund if they meet the quality and maturity guidelines set forth in each Fund's investment policies.

MUNICIPAL BONDS. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities provide interest income that is exempt from regular federal income tax, other than the alternative minimum tax. They generally meet the longer-term capital needs of their issuers and have maturities of one year or more. The BBH Tax Exempt Money Fund may purchase Municipal Bonds with a remaining maturity of 397 days or less. These securities include:

- General Obligation Bonds--bonds backed by the municipality's pledge of full faith, credit and taxing power.
- Revenue Bonds--bonds backed by the revenue of a specific project, facility or tax. These include municipal water, sewer and power utilities; transportation projects; education or housing facilities; industrial development and resource recovery bonds.
- Refunded Bonds--general obligation or revenue bonds that have been fully secured or collateralized by an "escrow fund" consisting of U.S. government obligations that can adequately meet interest and principal payments.
- Lease Obligation Bonds--bonds backed by lease obligations of a state or local authority for the use of land, equipment and facilities. These securities are not backed by the full faith and credit of the municipality and may be riskier than general obligation bonds or revenue bonds.
- Asset-Backed Bonds--bonds secured by interests in pools of municipal purchase contracts, financing leases and sales agreements. These obligations are collateralized by the assets purchased or leased by the municipality.
- Zero Coupon Bonds--securities issued at a discount from their face value that pay all interest and principal upon maturity.

- Participation Certificates--variable rate demand instruments that the BBH Tax Exempt Money Fund may invest in include Participation Certificates purchased by such Fund from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt municipal obligations (expected to be focused in Revenue Bonds) owned by such institutions or affiliated organizations. A participation certificate represents the sale by the financial institution of an undivided interest in a municipal obligation it owns. These certificates may be supported by a letter of credit or guarantee.


OTHER FEDERAL TAX-EXEMPT OBLIGATIONS--Any other Federal tax-exempt obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions, whose inclusion in the BBH Tax Exempt Money Fund would be consistent with such Fund's Investment Objectives, Investment Strategies, and permissible under Rule 2a-7 under the Investment Company Act of 1940 as amended.

STAND-BY COMMITMENTS--When the BBH Tax Exempt Money Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Obligations. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at such Fund's option a specified Municipal Obligation at a specified price with same day settlement.

MUNICIPAL NOTES. Debt obligations issued by states, local governments and regional authorities which provide interest income that is exempt from regular federal income taxes, other than the alternative minimum tax. They generally meet the shorter-term capital needs of their issuers and have maturities of less than one year. These securities include:

- Tax and Revenue Anticipation Notes--notes issued in expectation of future taxes or revenues.
- Bond Anticipation Notes--notes issued in anticipation of the sale of long-term bonds.

MUNICIPAL COMMERCIAL PAPER--obligations issued to meet short-term working capital or operating needs.

VARIABLE AND FLOATING RATE INSTRUMENTS--securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.

MORE INFORMATION ON THE FUNDS IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT
Includes the Funds' financial statements and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about each Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone                        Call 1-800-625-5759

By mail write to the Funds' Shareholder Servicing Agent:
                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:
Text-only versions of Fund documents can be viewed online or downloaded from:
                                    Brown Brothers Harriman
                                    http://www.bbhfunds.com
                                    SEC http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number 811-03779


[BROWN BROTHERS HARRIMAN LOGO]














                    STATEMENT OF ADDITIONAL INFORMATION



                           BBH MONEY MARKET FUND

                         BBH TAX EXEMPT MONEY FUND

             BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       BBH U.S. TREASURY MONEY FUND





               40 Water Street, Boston, Massachusetts 02109



                              August 31, 2003







     BBH Money Market Fund (the Money Market Fund), BBH Tax Exempt Money Fund (the Tax Exempt Fund), BBH Tax Free Short/Intermediate Fixed Income Fund (the Short/Intermediate Fund) and BBH U.S. Treasury Money Fund (the Treasury
Fund)(collectively, the Funds) are separate and diversified series of BBH Trust (Trust), which was organized as a Massachusetts business trust on June 7, 1983 and is a management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).



     The Money Market Fund, the Tax Exempt Fund and the Treasury Fund (the Money Market Funds) are types of mutual funds commonly known as money market funds. The Money Market Funds are designed to be a cost effective and convenient means of making substantial investments in tax exempt or taxable money market instruments.



     The Money Market Fund seeks to achieve its investment objective by investing all of the Fund's assets in the BBH U.S. Money Market Portfolio (the Portfolio), a diversified open-end investment company having the same investment objective as the Fund.



     All of the assets of the Money Market Fund are invested in the BBH U.S. Money Market Portfolio (the Portfolio), a diversified, open-end investment company having the same objective as the Fund. The Portfolio is organized as a trust under the law of the State of New York. Its Declaration of Trust provides that the Money Market Fund and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio.



     The Short-Intermediate Fund is an appropriate investment for investors seeking tax free income returns greater than those provided by tax free money market funds and who are able to accept fluctuations in the net asset value
(NAV) of their investment. The Short/Intermediate Fund is designed to have less price fluctuation, than long term bond funds.



     The Annual Reports of the Funds dated June 30, 2003 have been filed with the Securities and Exchange Commission (SEC) pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and are hereby incorporated herein by reference. A copy of the Annual Reports will be provided without charge to each person receiving this Statement of Additional Information (SAI).



     Brown Brothers Harriman is the investment adviser (Investment Adviser) of the Funds and the Portfolio. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated August 31, 2003, as supplemented from time to time, a copy of which may be obtained from the Trust at the address noted above.







                             Table of Contents




                                                                  Page



         Investment Objectives and Policies                             3

            BBH Money Market Fund                                       3

            BBH Tax Exempt Money Fund                                   3

            BBH Tax Free Short/Intermediate Fixed Income Fund           4

            BBH U.S. Treasury Money Fund                                5

         Securities in Which the Funds Invest                           6

         Investment Restrictions                                        15

         Management                                                     20

         Board of Trustees                                              26

         Investment Adviser                                             29

         Administrators                                                 30

         Distributor                                                    32

         Shareholder Servicing Agent                                    32

         Financial Intermediaries                                       33

         Eligible Institutions                                          33

         Custodian, Transfer and Dividend Disbursing Agent              34

         Independent Auditors                                           34

         Code of Ethics                                                 34

         Net Asset Value                                                34

         Computation of Performance                                     36

         Purchases and Redemptions                                      39

         Federal Taxes                                                  39

         Description of Shares                                          42

         Portfolio Brokerage Transactions                               45

         Bond, Note and Commercial Paper Ratings                        46

         Additional Information                                         49

         Financial Statements                                           50





INVESTMENT OBJECTIVE AND POLICIES


The following supplements the information contained in the Funds' Prospectus concerning the investment objectives and policies of the Funds. There can be no assurance that the investment objectives of the Funds or the Portfolio will be achieved.



MONEY MARKET FUND:



The investment objective of the Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's assets in the U.S. Money Market Portfolio. The Portfolio pursues its investment objective by investing in high quality, short-term money market instruments. The Money Market Fund invests at least 80% of its assets in securities issued in the United States. The Portfolio adheres to the following operating policies (which may be changed without shareholder or investor approval):



o Interest Rate Risk Control. The average maturity of the Portfolio will be limited to 60 days. Rule 2a-7 under the 1940 Act (Rule 2a-7) and CFTC Rule
     1.25 guidelines currently limit the average maturity of a money market fund to 90 days.



o Liquidity. The Portfolio will maintain a minimum of 20% of its net assets in securities with a time to maturity of 7 days or less.



o Issuer Diversification. The Portfolio will not invest more than 3% of its net assets in one or more securities with a time to maturity longer than 7 days issued by a non-government issuer. Rule 2a-7 and CFTC Rule 1.25 guidelines currently allow issuer concentrations of 5 percent.



o Credit Quality. The Portfolio will maintain a minimum of 50% of its net assets in securities rated A1+ by Standard & Poor's (S&P), and invest the balance of its assets in securities rated A1. Government securities, repurchase agreements and securities maturing in 7 days or less will be considered A1+ for these purposes.



Since the investment characteristics of the Money Market Fund correspond directly to those of the Portfolio, the following, as applicable to the Money Market Fund, is a discussion of the various investments and investment policies and restrictions of the Portfolio. Shareholder composition at the level of the Portfolio's various spoke funds may fluctuate between individual investors and institutional investors and their underlying interest holders (e.g., futures commission merchants), and one or more investors could at any given time hold a significant percentage of a spoke fund's outstanding shares. A large scale redemption by such an investor could cause the Portfolio to sell certain assets at an inopportune time.



TAX EXEMPT FUND:

The investment objective of the Tax Exempt Fund is to achieve a high level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.



Under normal circumstances, the Investment Adviser invests at least 80% of the Fund's assets in municipal securities the interest on which is exempt from federal income tax and alternative minimum tax.




SHORT/INTERMEDIATE FUND:



The investment objective of the Short/Intermediate Fund is to provide investors with as high a level of income exempt from federal income tax as is consistent with minimizing price fluctuations in NAV and maintaining liquidity. The Short/Intermediate Fund invests primarily in high quality municipal securities and the dollar-weighted average maturity of the Fund's portfolio does not exceed three years.

Under normal circumstances, the Investment Adviser invests at least 80% of the Short/Intermediate Fund's assets in fixed income municipal securities, the interest on which is exempt from federal income tax and alternative minimum tax.



Although the Short/Intermediate Fund intends to continue to be fully invested in tax-exempt municipal obligations in order to provide investors with tax-free income, a portion of the assets may be temporarily held in cash or invested in short-term taxable securities if market conditions warrant. These would include obligations issued by the U.S. government, its agencies or instrumentalities, commercial paper issued by corporations, bank obligations (such as certificates of deposit and bankers' acceptances) and repurchase agreements.



The Short/Intermediate Fund invests in high quality municipal securities. At the time of purchase, municipal bond investments either are rated in one of the three highest quality categories of S&P (meaning Aaa, Aa or A), Moody's Investors Service (Moody's) (meaning AAA, AA or A) or Fitch Ratings
(Fitch)(meaning AAA, AA or A) or, if unrated, are of comparable quality as judged by the Investment Adviser. The Investment Adviser may at any time purchase municipal bonds it believes to be defeased. Defeased municipal bonds are either general obligation or revenue bonds that have been fully secured or collateralized by an escrow account consisting of U.S. government obligations that can adequately meet interest and principal payments. As such, the original issuer's credit obligation has been replaced by the escrowed securities. In determining whether a municipal bond has been defeased, the Investment Adviser relies upon brokers and dealers and upon various information reporting services it believes to be reliable. At the time of purchase, tax-exempt note and variable interest rate investments either are rated in one of the highest quality categories of S&P (meaning SP-1 or SP-2), Moody's (meaning MIG 1 or MIG
2), or Fitch (meaning F-1+, F-1 or F-2) or, if unrated, are of comparable quality as judged by the Investment Adviser. At the time of purchase, municipal commercial paper investments either are rated in the highest quality category of S&P(meaning A-1), Moody's (meaning Prime-1) or Fitch (meaning F-1+ or F-1) or, if unrated, are of comparable quality as judged by the Investment Adviser. Taxable money market instruments purchased by the Short/Intermediate Fund are of high quality and meet the credit standards established by the Board of Trustees.



The dollar-weighted average maturity of the Short/Intermediate Fund's portfolio is approximately three years, and the maximum maturity of an issue at the time of purchase is limited to five years. Because bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, the three-year restriction on the dollar-weighted average maturity is designed to lessen the price fluctuation of the Short/Intermediate Fund. For example, the following table illustrates the effect that a two percentage point change in interest rates would have on the price of bonds of varying maturities. The 10- and 20-year bonds have more exposure to interest rate movements and are subject to greater price volatility than the shorter term bonds.

Change in the Price of a Municipal Bond at Par Yielding 5%


                                 2 Percentage Point   2 Percentage Point
                  Stated         Increase In          Decrease In
                  Maturity       Interest Rates       Interest Rates

Eligible          1 Year         -2%                    +2%
for               3 Years        -5%                    +6%
Investment        5 Years        -8%                    +9%
Not Eligible      10 Years       -14                    +17%
for Investment    20 Years       -21%                   +30%


The Fund is actively managed by a team of investment professionals.(See "Investment Adviser" in the Prospectus.) The Investment Adviser analyzes and monitors economic trends, monetary policy and bond credit ratings on a continuous basis. The holdings in the portfolio are regularly reviewed in an effort to enhance returns.



The Investment Adviser does not intend to invest the Short/Intermediate Fund's assets in securities the interest on which would be taxable for investors subject to the federal alternative minimum tax. Depending on the investor's tax bracket, the Short/Intermediate Fund may provide higher after-tax income than is normally provided by comparable taxable investments. The chart below illustrates the return that a taxable investment would have to yield in order to equal various tax-free returns for the taxable year 2002.



A Taxable Investment Would Have To Yield:



--------------------------------------------------------------------------------
 TO EQUAL A      10%         15%        27%         30%         35%       38.6%
 TAX- FREE
 YIELD OF:
                 Tax         Tax     Tax            Tax         Tax     Tax
              Bracket*    Bracket*    Bracket*   Bracket*    Bracket*   Bracket*



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     2%         2.2%        2.4%        2.7%       2.9%        3.1%        3.3%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     3%         3.3%        3.5%        4.1%       4.3%        4.6%        4.9%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     4%         4.4%        4.7%        5.5%       5.7%        6.2%        6.5%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     5%         5.6%        5.9%        6.8%       7.1%        7.7%        8.1%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     6%         6.7%        7.1%        8.2%       8.6%        9.2%        9.8%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   *Joint

                up to                                                   Above
   return    $12,000   $12,000-$46,$46,700-$11$112,850-$17$171,950-$30 $307,050
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  *Single       up to      $6,000-   $27,950-$67$67,700-$141$141,250-$30Above


   return      $6,000      $27,950                                    $307,050
--------------------------------------------------------------------------------


TREASURY FUND:

The investment objective of the Treasury Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund pursues its investment objective by investing in short-term obligations backed as to principal and interest payments by the full faith and credit of the United States of America. Although investments held for the Fund are issued by the U.S. government, an investment in the Fund is not insured or guaranteed by the U.S. government.



The Fund invests only in securities issued by the U.S. Treasury and backed as to principal and interest payments by the full faith and credit of the United States of America and repurchase agreements collateralized by such securities.




SECURITIES IN WHICH THE FUNDS INVEST



FIXED INCOME SECURITIES DESCRIPTIONS AND TECHNIQUES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.


A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



VARIABLE AND FLOATING RATE INSTRUMENTS

Tax Exempt and Short/Intermediate Fund:



The Funds may invest in variable rate and floating rate instruments. These are securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice. In calculating the maturity of a variable rate or floating rate instrument for the Funds, the date of the next interest rate reset is used.



U.S. GOVERNMENT SECURITIES

Money Market and Short/Intermediate Fund:



Assets of the Funds may be invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities, including those guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the U.S. Postal Service and the Resolution Funding Corporation, each of which has a limited right to borrow from the U.S. Treasury to meet its obligations, and securities of the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association, the obligations of each of which may be satisfied only by the individual credit of the issuing agency. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.


CORPORATE DEBT SECURITIES

Money Market Fund:

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.



COMMERCIAL PAPER

Money Market and Short/Intermediate Fund:

Assets of the Funds may be invested in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations that are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. At the date of investment, commercial paper must be rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Board of Trustees. Any commercial paper issued by a non-U.S. corporation must be U.S. dollar-denominated and not subject to non-U.S. withholding tax at the time of purchase. Aggregate investments in non-U.S. commercial paper of non-U.S. issuers cannot exceed 10% of the Funds' net assets. Since the Fund may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.


ZERO COUPON BONDS

Tax Exempt and Short/Intermediate Fund:

The Funds may invest in zero coupon bonds. These are securities issued at a discount from their face value that pay all interest and principal upon maturity. The difference between the purchase price and par is a specific compounded interest rate for the investor. In calculating the daily income of the Funds, a portion of the difference between a zero coupon bond's purchase price and its face value, is taken into account as income.

LEASE OBLIGATION BONDS

Tax Exempt and Short/Intermediate Fund:

The Funds may invest in lease obligation bonds. These are backed by lease obligations of a state or local authority for the use of land, equipment and facilities. These securities are not backed by the full faith and credit of the municipality and may be riskier than general obligation bonds or revenue bonds. Leases and installment purchase or conditional sale contracts have been developed to allow for government issuers to acquire property without meeting the statutory and constitutional requirements generally required for the issuance of debt.

BANK OBLIGATIONS

Money Market and Short/Intermediate Fund:

Assets of the Funds may be invested in U.S. dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Board of Trustees. There is no additional percentage limitation with respect to investments in negotiable certificates of deposit and fixed time deposits of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Although early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Funds are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Funds are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund's net assets would be invested in such deposits.

Since the U.S. Money Market Portfolio may contain U.S. dollar-denominated certificates of deposit and fixed time deposits that are issued by non-U.S. banks and their non-U.S. branches, the Money Market Fund may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Fund from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers.

MUNICIPAL SECURITIES

Tax Exempt Fund:

Municipal market disruption risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Boards of Trustees would reevaluate the Fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Fund, making it more difficult for the Fund to maintain a stable net asset value (NAV) per share.



Education. In general, there are two types of education-related bonds: those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.



Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.



Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.



Put features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, the Fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.



Electric utilities. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Recent Federal legislation opens transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increase, and (f) opposition to nuclear power.



Health care. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.



MUNICIPAL LEASES

Tax Exempt Fund:



Municipal leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities.


Generally, the Fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.



Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include non-appropriation clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis.



Non-appropriation clauses free the issuer from debt issuance limitations.

If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

PARTICIPATION CERTIFICATES

Tax Exempt Fund:

A Participation Certificate gives the Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand repurchase feature described below. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation certificates and other variable rate instruments generally will be readjusted. As a result, these instruments do not offer the same opportunity for capital appreciation or loss as fixed rate instruments.

Where the institution issuing the participation does not meet the Fund's eligibility criteria, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank that issued the Participation Certification, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certification of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Trustees of the Fund has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the Participation Certificate back to the institution and, where applicable, draw on the letter of credit, Guarantee or insurance after no more than 30 days' notice either at any time or at specified intervals no exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The Tax Exempt Fund intends to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of Fund shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the Participation Certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime.

SUPRANATIONAL AGENCIES

Money Market Fund:



Assets of the Money Market Fund may be invested in obligations of supranational agencies, such as the World Bank which may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future.

SPECIAL TRANSACTIONS

BORROWING

Money Market Fund:

The Investment Company Act of 1940 (the 1940 Act) permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act.

Borrowing may also exaggerate the impact on a fund of any increase or decrease in the value of its investments (which would have a corresponding effect on the fund's share value). Money borrowed is also subject to interest costs.



REPURCHASE AGREEMENTS

All Funds:

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund always receives as collateral securities which are eligible securities for the Fund to purchase. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. Payment for such securities is made for the Fund only upon physical delivery or evidence of book entry transfer to the account of Brown Brothers Harriman & Co, the Fund's custodian (Custodian). If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 10% of the Fund's net assets would be invested in such repurchase agreement together with any other investment for which market quotations are not readily available.

A shareholder of the Tax Exempt Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Tax Exempt Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the Tax Exempt Fund's income which is derived from repurchase agreements to the extent practicable.

REVERSE REPURCHASE AGREEMENTS

Money Market and Treasury Fund:

Reverse repurchase agreements may be entered into only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. This is an agreement in which the Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Fund. Proceeds of borrowings under reverse repurchase agreements are invested for the Fund. This is the speculative factor known as "leverage." If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Fund as well as the value of securities purchased with the proceeds will decline. In these circumstances, the Fund entering into reverse repurchase agreements may have a negative impact on the ability to maintain the Fund's NAV of $1.00 per share. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into for the Fund if, as a result, more than one-third of the market value of the Fund's total assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Fund's obligations created by reverse repurchase agreements is reduced within three days thereafter (not including weekends and holidays) or such longer period as the (SEC) may prescribe, to an extent that such obligations do not exceed, in the aggregate, one-third of the market value of the Fund's assets, as defined above. A segregated account with the Custodian is established and maintained for the Fund with liquid assets in an amount at least equal to the Fund's purchase obligations under its reverse repurchase agreements. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

Reverse repurchase agreements may also be entered into for the Treasury Fund, although the current intention is not to do so.




WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Money Market, Tax Exempt and Short/Intermediate Fund:



Securities may be purchased for the Funds on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities for the Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Fund's NAV. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. Commitments for such when-issued securities are made only when there is an intention of actually acquiring the securities. To facilitate such acquisitions, a segregated account with the Custodian is maintained for the Fund with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

LOANS OF PORTFOLIO SECURITIES

Money Market, Short/Intermediate and Treasury Fund:

Securities of the Funds may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays the Fund any income accruing thereon, and cash collateral may be invested for the Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Funds are not loaned to Brown Brothers Harriman or to any affiliate of the Trust, the Fund or Brown Brothers Harriman.

Loans of portfolio securities up to 30% of the total value of the Money Market Fund are permitted and may be entered into for not more than one year.




INVESTMENT RESTRICTIONS



Each Fund will provide shareholders with at least 60 days notice of any changes in its investment policy that is required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.



The Funds are operated under the following investment restrictions, which are deemed fundamental policies and which may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund (see "Additional Information").



The Trust may invest some or all of each Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund. However, the Trust, with respect to the Fund, may not:



Money Market Fund Only:

     (1) enter into repurchase agreements with more than seven days to maturity if, as a result thereof, more than 10% of the market value of its net assets would be invested in such repurchase agreements together with any other investment for which market quotations are not readily available;



     (2) enter into reverse repurchase agreements which, including any borrowings under investment restriction No. 3, exceed, in the aggregate, one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, it will, within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, reduce the amount of the obligations created by reverse repurchase agreements to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of its assets;



     (3) borrow money, except as permitted by the 1940 Act and rules thereunder;



     (4) enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than obligations created by when-issued commitments;



     (5) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of such investments in such industry would exceed 25% of the value of its total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. government securities and negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks;



     (6) purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations or any one such issuer. This limitation does not apply to issues of the U.S. government, its agencies or instrumentalities;



     (7) make loans, except through the purchase or holding of debt obligations, repurchase agreements or loans of portfolio securities in accordance with its investment objective and policies (see "Investment Objective and Policies");



     (8) purchase or sell puts, calls, straddles, spreads, or any combinations thereof; real estate; commodities; commodity contracts or interests in oil, gas or mineral exploration or development programs. However, bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts may be purchased;



     (9) purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction is not deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;



     (10) invest in fixed time deposits with a duration of over seven calendar days, or in fixed time deposits with a duration of from two business days to seven calendar days, if more than 10% of its total assets would be invested in such deposits;



     (11) act as an underwriter of securities; or



     (12) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.



Non-Fundamental Restrictions. The Portfolio and the Trust, on behalf of the Money Market Fund, may not, as a matter of operating policy (except that the Trust may invest all of the Money Market Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Money Market Fund): (i) purchase more than 10% of all outstanding debt obligations of any one issuer (other than securities issued by the U.S. government, its agencies instrumentalities); (ii) invest more than 10% of its net assets (taken at the greater of cost or market value) in restricted securities; (iii) invest more than 10% of its net assets (taken at the greater of cost or market value) in illiquid securities; (iv) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that each may invest in securities of other investment companies subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act; or (v) mortgage, pledge or hypothecate any assets except in connection with one or more borrowings described in Investment Restriction No. 3 and in amounts not to exceed 33 1/3% of the value of its total assets at the time of such borrowing. In addition, neither the Portfolio nor the Trust on behalf of the Money Market Fund, as the case may be, will purchase securities while borrowings exceed 5% of its total assets. It is intended that any borrowing by the Portfolio or the Trust, with respect to the Fund, will be to facilitate the orderly sale of portfolio securities and/or to meet redemption requests, and will not be for investment purposes. These policies are non-fundamental and may be changed without shareholder approval.



Tax Exempt Fund, Short/Intermediate Fund and Treasury Fund:



     (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into repurchase agreements, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;



     (2) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security;



     (3) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its total net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its total assets are invested in repurchase agreements maturing in more than seven days, or (c) by purchasing subject to the limitation in paragraph 4 below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;



     (4) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the its total assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);



As a fundamental policy, at least 80% of the Tax Exempt and Short Intermediate Fund's assets (defined as net assets plus any borrowings for investment purposes) are invested in securities the interest on which is exempt from federal income taxation and alternative minimum tax.


Non-Fundamental Restrictions. The Funds may not as a matter of operating policy (except that a Fund may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund): (i) purchase securities of any investment company if such purchase at the time thereof would cause more than 10% of its total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held; or (ii) invest more than 10% of its net assets (taken at the greater of cost or market value) in restricted securities. These policies are non-fundamental and may be changed without shareholder approval.



Tax Exempt and Treasury Fund Only:



     (1) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained;



     (2) write, purchase or sell any put or call option or any combination thereof;



     (3) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);



     (4) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes);



     (5) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry; or



     (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.



Non-Fundamental Restrictions. The Tax Exempt and Treasury Funds may invest more than 5% of the Fund's assets in repurchase agreements, although it is the intention of the Investment Adviser to do so only when other means of efficiently investing cash flows is unavailable.



Short/Intermediate Fund Only:

     (1) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or the purchase, ownership, holding, sale or writing of options;



     (2) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and options contracts) in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);



     (3) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);



     (4) concentrate its investments in securities of issuers in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in securities of issuers in any one industry, except that positions in futures or option contracts shall not be subject to this restriction (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuer of such obligations is engaged);



     (5) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;



     (6) invest more than 5% of its total assets in the securities or obligations of any one issuer (other than obligations issued by the U.S. government, its agencies or instrumentalities); provided, however, that up to 25% of its total assets may be invested without regard to this restriction (for the purpose of this restriction, it will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues industrial development bonds on behalf of a private entity as a separate issuer); or



     (7) purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. government, its agencies or instrumentalities).

     As an operating policy, the Fund has no current intention to engage in options or futures transactions or to lend portfolio securities.



ALL FUNDS:

     Each Fund is classified as "diversified" under the 1940 Act, which means that at least 75% of each Fund's total assets is represented by cash; securities issued by the U.S. government, its agencies or instrumentalities; and other securities limited in respect of any one issuer to an amount no greater than 5% of each Funds' total assets (other than securities issued by the U.S.
government, its agencies or instrumentalities). For the purpose of this restriction, the Short/Intermediate Fund regards each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues industrial development bonds on behalf of a private entity as a separate issuer.

Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth below or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.




                                MANAGEMENT



TRUSTEES OF THE TRUST AND THE PORTFOLIO


      Information pertaining to the Trustees of the Trust, Trustees of the U.S. Money Market Portfolio and executive officers of the Trust and U.S.
Money Market Portfolio is set forth below.




----------------------------------------------------------------------------------------
Name, Birth     Position(s)   Term of     Principal            Number of   Other
Date and        Held with     Office#     Occupation(s)        Funds in    Director-ships
Address         Trust         and Length  During Past 5 Years  Fund        Held by
                              of Time                          Complex     Trustee
                              Served                           Overseen
                                                               by Trustee^
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Joseph V.       Chairman of   Since 1990  Managing Director,   13          None
Shields Jr.     the Board                 Chairman and Chief
                and Trustee               Executive Officer
                                          of Shields &
                                          Company (registered
Birth Date:                               broker-dealer and
March 17, 1938                            member of New York
                                          Stock Exchange);
                                          Chairman of Capital
Shields &                                 Management
Company,                                  Associates, Inc.
140 Broadway                              (registered
New York, NY                              investment
10005                                     adviser); Vice
                                          Chairman and
                                          Trustee of New York
                                          Racing Association;
                                          Director of Flowers
                                          Industries, Inc.
                                          (diversified food
                                          company).


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Eugene P.       Trustee       Since 1993  Retired; Vice        13          Director of
Beard                                     Chairman -                       Old
                                          Finance/Operations               Westbury
Birth Date:                               and CFO; Special                 Funds (5
March 17, 1935                            Advisor (February                Funds);
                                          2000 - Present),                 Trustee of
The                                       The Interpublic                  Sandhill
Interpublic                               Group of Companies,              Investment
Group of                                  Inc.                             Fund II
Companies Inc.
372 Danbury
Road, 2nd Floor
Wilton, CT
06897-2530
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
Richard         Trustee       Since 1999  Retired; Director    13          None
Carpenter                                 of Investments,
                                          Pennsylvania Public
                                          School Employees'
                                          Retirement System
Birth Date:                               (until December
March 17, 1933                            1997).



10820 North La
Quinta Drive
Tucson, AZ
85737
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
David P.        Trustee       Since 1990  Retired; Chairman    13          Director of
Feldman                                   and CEO of AT&T                  Dreyfus
                                          Investment                       Mutual
                                          Management                       Funds (59
                                          Corporation (until               Funds)
Birth Date:                               May 1997); Director
November 16,                              of Jeffrey Co.
1939                                      (1992 to present);
                                          Director of QMED
                                          (1999 to present).

3 Tall Oaks
Drive

Warren, NJ
07059
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
J. Angus Ivory  Trustee       Since 1999  Retired; Director    13          None
                                          of Brown Brothers
                                          Harriman Ltd.
                                          (subsidiary of
Birth Date:                               Brown Brothers
July 31, 1932                             Harriman & Co.)
                                          (until December
                                          2001); Advisor, RAF
                                          Central Fund (1992
Greenway Farm,                            to present).
Tockenham,
Swindon,
Wiltshire, SN4
7PP England
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Alan G. Lowy    Trustee       Since 1993  Private Investor.    13          None



Birth Date:
April 17, 1939



4111 Clear
Valley Drive,
Encino, CA
91436
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Arthur D.       Trustee       Since 1992  Retired; Executive   13          None
Miltenberger                              Vice President and
                                          Chief Financial
                                          Officer of Richard
                                          K. Mellon and Sons
Birth Date:                               (until June 1998);
November 8,                               Vice President and
1938                                      Treasurer of
                                          Richard King Mellon
                                          Foundation (until
                                          June 1998);
503 Darlington                            Trustee, R.K.
Road,                                     Mellon Family
                                          Trusts (1951-June
Ligonier, PA                              2003); General
15658                                     Partner, Mellon
                                          Family Investment
                                          Company IV, V and
                                          VI; Director of
                                          Aerostructures
                                          Corporation
                                          (aircraft
                                          manufacturer)
                                          (1996-July 2003).
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
I.    Officers
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Charles O.      President     Since 2003  President of the     N/A         N/A
Izard                                     Trust, BBH Common
                                          Settlement Fund,
                                          Inc., BBH Common
                                          Settlement Fund II,
Birth Date:                               Inc., BBH Fund,
May 2, 1959                               Inc. and the BBH
                                          U.S. Money Market
                                          Portfolio (since
                                          November 2002);
227 West Trade                            Managing Director
Street,                                   (since January
                                          2001) of BBH & Co.;
Charlotte, NC                             Senior Vice
                                          President (1995-
28202-1675                                December 2000).
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Michael D.      Vice          Since 2002  Vice President,      N/A         N/A
Martins         President,                Treasurer,
                Treasurer,                Principal
                Principal                 Accounting Officer,
                Accounting                Principal Financial
Birth Date:     Officer and               Officer and
November 5,     Principal                 Principal Financial
1965            Financial                 Officer of the
                Officer                   Trust, BBH Common
                                          Settlement Fund,
                                          Inc., BBH Common
140 Broadway                              Settlement Fund II,
New York, NY                              Inc., BBH Fund,
10005                                     Inc. and the BBH
                                          U.S. Money Market
                                          Portfolio; Vice
                                          President (since
                                          April 2002) and
                                          Assistant Vice
                                          President (December
                                          1996 to March 2002)
                                          of BBH & Co.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Gail C. Jones   Secretary     Since 2002  Secretary of the     N/A         N/A
                                          Trust, BBH Common
                                          Settlement Fund,
                                          Inc., BBH Common
Birth Date:                               Settlement Fund II,
October 26,                               Inc., BBH Fund,
1953                                      Inc. and the BBH
                                          U.S. Money Market
                                          Portfolio  (since
                                          August 2002);
1001 Liberty                              Counsel, ReedSmith,
Avenue                                    LLP (since October
Pittsburgh, PA                            2002); Corporate
15222-3779                                Counsel January
                                          1997 to September
                                          2002 and Vice
                                          President January
                                          1999 to September
                                          2002 of Federated
                                          Services Company.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Peter J.        Vice          Since 2002  Vice President of    N/A         N/A
Germain         President                 the Trust, BBH
                                          Common Settlement
                                          Fund, Inc., BBH
                                          Common Settlement
Birth Date:                               Fund II, Inc., BBH
September 3,                              Fund, Inc. and the
1959                                      BBH U.S. Money
                                          Market Portfolio
                                          (since August
                                          2002); Senior Vice
1001 Liberty                              President,
Avenue                                    Federated Services
Pittsburgh, PA                            Company (since
15222-3779                                November 1997).
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Judith J.       Vice          Since 2002  Vice President of    N/A         N/A
Mackin          President                 the Trust, BBH
                                          Common Settlement
                                          Fund, Inc., BBH
                                          Common Settlement
Birth Date:                               Fund II, Inc., BBH
May 30, 1960                              Fund, Inc. and the
                                          BBH U.S. Money
                                          Market Portfolio
                                          (since August
1001 Liberty                              2002); Vice
Avenue                                    President of
Pittsburgh, PA                            Federated Services
15222-3779                                Company (since
                                          November 1997).
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Victor Siclari  Assistant     Since 2002  Assistant Secretary  N/A         N/A
                Secretary                 of the Trust, BBH
                                          Common Settlement
                                          Fund, Inc., BBH
Birth Date:                               Common Settlement
                                          Fund II, Inc., BBH
November 17,                              Fund, Inc. and the
1961                                      BBH U.S. Money
                                          Market Portfolio
                                          (since August
                                          2002); Partner,
1001 Liberty                              ReedSmith, LLP
Avenue                                    (since October
Pittsburgh, PA                            2002); Vice
15222-3779                                President (March
                                          1996 to September
                                          2002); and Senior
                                          Corporate Counsel
                                          (July 1998 to
                                          September 2002) of
                                          Federated
                                          Investors, Inc.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Nancy D.        Assistant     Since 2002  Assistant Secretary  N/A         N/A
Osborn          Secretary                 of the Trust, BBH
                                          Common Settlement
                                          Fund, Inc., BBH
                                          Common Settlement
Birth Date:                               Fund II, Inc., BBH
May 4, 1966                               Fund, Inc. and the
                                          BBH U.S. Money
                                          Market Portfolio
                                          (since August
140 Broadway                              2002); Assistant
New York, NY                              Vice President of
10005                                     BBH & Co. since
                                          March 2003;
                                          Associate, BBH &
                                          Co. (April 1996 to
                                          March 2003).
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
John C. Smith   Assistant     Since 2002  Assistant Treasurer  N/A         N/A
                Treasurer                 of the Trust, BBH
                                          Common Settlement
                                          Fund, Inc., BBH
Birth Date:                               Common Settlement
August 2, 1965                            Fund II, Inc., BBH
                                          Fund, Inc. and the
                                          BBH U.S. Money
                                          Market Portfolio
50 Milk Street                            (since August
Boston, MA                                2002); Assistant
02109                                     Vice President
                                          (since September
                                          2001), Associate
                                          (September
                                          2000-August 2001)
                                          and Senior Analyst
                                          (June 1999 - August
                                          2000) of BBH & Co.;
                                          Manager, Fund
                                          Administration,
                                          State Street Bank
                                          and Trust Company
                                          (June 1997 - May
                                          1999).
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Gregory         Assistant     Since 2002  Assistant Treasurer  N/A         N/A
Lomakin         Treasurer                 of the Trust, BBH
                                          Common Settlement
                                          Fund, Inc., BBH
                                          Common Settlement
Birth Date:                               Fund II, Inc., BBH
February 23,                              Fund, Inc. and the
1965                                      BBH U.S. Money
                                          Market Portfolio
                                          (since August
                                          2002); Assistant
50 Milk Street                            Vice President
Boston, MA                                (since September
02109                                     2001), and
                                          Associate (May
                                          1992-September
                                          2001).
----------------------------------------------------------------------------------------


# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^    The Fund  Complex  consists  of the  Trust,  BBH  Fund,  Inc.,  BBH  Common
     Settlement Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio.



BOARD OF TRUSTEES



The Board of Trustees, in addition to supervising the actions of the Trust's and Portfolio's Investment Adviser and the Trust's Administrator and Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Funds and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the member of the Board of Trustees who are not "interested persons" thereof (as defined in the 1940 Act) (the "Independent Trustees") review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Independent Trustees are assisted in this process by independent legal counsel.



The Independent Trustees, except for Mr. Shields, serve on an Audit Committee that selects the independent public accounts for the Funds and review accounting policies and controls. The Audit Committee held four meetings during the last fiscal year.



Messrs. Feldman, Shields and Carpenter serve on a Valuation Committee for the Funds which meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available. The Valuation Committee held 14 meetings during the last fiscal year.



Trustee Equity Ownership As Of 12/31/02



---------------------------------------------------------------------------
Name of Trustee           Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Funds      of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Director
                                                   in BBH Family of Funds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Joseph V. Shields, Jr.    None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    None                     Over $100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
J. Angus Ivory            None                     None
---------------------------------------------------------------------------


As of June 30, 2003, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the outstanding shares of the Trust, and to the knowledge of the Trust, no person owned beneficially more than 5% of the outstanding shares of any Fund, except as set forth below.



As of June 30, 2003, the Partners of Brown Brothers Harriman and their immediate families owned 53,868,938 shares (3.69%)of the Money Market Fund, 24,478,919 shares (5.26%) of the Tax Exempt Fund, 2,292,372 shares (2.14%) of the Short/Intermediate Fund, and 4,406,798 shares (3.22%) of the Treasury Fund.



As of June 30, 2003, Brown Brothers Harriman and its affiliates separately have investment discretion over an additional 514,538,322 shares (35.28%) of the Money Market Fund, 267,712,593 shares (57.51%) of the Tax Exempt Fund, 4,149,299 shares (3.88%) of the Short/Intermediate Fund, and 17,056,493 shares (12.46%) of the Treasury Fund, as to which shares Brown Brothers Harriman disclaims beneficial ownership.



As of June 30, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:



|X|  BBH  U.S.   Treasury   Money  Market  Fund:   Mr.  Joseph  C.  McNay  owned
     approximately 27,189,201 Shares (19.9%)



|X| BBH U.S. Money Market Portfolio: BBH Money Market Fund 1,458,649,708 shares (42.6%); Tiger Eye Investments Ltd. owned approximately 303,864,132 shares (8.9%); BBH Common Settlement Fund II, Inc. owned approximately 390,576,445 shares (11.4%); BBH Common Settlement Fund, Inc. owned approximately 821,142,360 shares (24.0%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



COMPENSATION



Each member of the Board of Trustees receives a base annual fee of $15,000 (except the Chairman who receives a base annual fee of $20,000) and such base annual fee is allocated among all series of BBH Fund, Inc. and the Trust, respectively, and the BBH U.S. Money Market Portfolio, Common Settlement Fund, Inc. and Common Settlement Fund II, Inc. (in each case, based upon their respective net assets). Members of the Valuation Committee (Mssrs. Feldman, Carpenter and Shields) receive an additional $2,000 per year. The Chairman of the Audit Committee (Mr. Miltenberger) receives an additional compensation of $2,000 per year. In addition, each series of BBH Fund, Inc. and the Trust, and the BBH U.S. Money Market Portfolio, Common Settlement Fund, Inc. and Common Settlement Fund II, Inc., pay an annual fee to each Director of $1,000.



Trustee Compensation For Fiscal Year Ended 6/30/03



--------------------------------------------------------------
Name of Person,  Pension or    Estimated      Total
Position         Retirement    Annual         Compensation
                 Benefits      Benefits upon  from Fund
                 Accrued as    Retirement     Complex^ paid
                 Part of Fund                 to Trustee
                 Expenses
--------------------------------------------------------------
--------------------------------------------------------------
Joseph V.        None          None           $40,250
Shields, Jr.,
Trustee
--------------------------------------------------------------
--------------------------------------------------------------
Eugene P.        None          None           $33,250
Beard, Trustee
--------------------------------------------------------------
--------------------------------------------------------------
Richard L.       None          None           $35,250
Carpenter,
Trustee
--------------------------------------------------------------
--------------------------------------------------------------
Clifford A.      None          None           $17,750
Clark, Director
--------------------------------------------------------------
--------------------------------------------------------------
David P.         None          None           $35,250
Feldman, Trustee
--------------------------------------------------------------
--------------------------------------------------------------
J. Angus Ivory,  None          None           $33,250
Trustee
--------------------------------------------------------------
--------------------------------------------------------------
Alan G. Lowy,    None          None           $33,250
Trustee
--------------------------------------------------------------
--------------------------------------------------------------
Arthur D.        None          None           $35,250
Miltenberger,
Trustee
--------------------------------------------------------------



----------------------------------------------------------------------------
Name of Person,  Aggregate     Aggregate      Aggregate          Aggregate
Position         Compensation  Compensation   Compensation       Compensation
                 from Money    from Tax       from Tax Free      from Treasury
                 Market Fund   Exempt Fund    Short/Intermediate Fund
                                              Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Joseph V.        $5,026.64     2,224.83       1,293.95       1,546.83
Shields, Jr.,
Trustee
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Eugene P.        $3,751.96     1,841.62       1,206.93       1,379.35
Beard, Trustee
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Richard L.       $4,116.17     1,951.13       1,231.81       1,427.22
Carpenter,
Trustee
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Clifford A.      $1,852.77     916.17         585.32         678.96
Clark, Director
----------------------------------------------------------------------------
----------------------------------------------------------------------------
David P.         $4,116.16     1,951.13       1,231.80       1,427.21
Feldman, Trustee
----------------------------------------------------------------------------
----------------------------------------------------------------------------
J. Angus Ivory,  $3,751.96     1,841.62       1,206.93       1,379.35
Trustee
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Alan G. Lowy,    $3,751.96     1,841.62       1,206.93       1,379.35
Trustee
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Arthur D.        $4,116.16     1,951.12       1,231.80       1,427.21
Miltenberger,
Trustee
----------------------------------------------------------------------------


^  See corresponding note to "Management" table, above.




Because of the services rendered to the Trust by the Investment Adviser and the Administrator, the Trust requires no employees other than its officers, and the officers receive no compensation from the Trust or the Funds.



INVESTMENT ADVISER



The Investment Adviser to the U.S. Money Market Portfolio is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940.



Under its Investment Advisory Agreement with the Trust and U.S. Money Market Portfolio, subject to the general supervision of the Trustees and in conformance with the stated policies of the Funds and the Portfolio, Brown Brothers Harriman provides investment advice and portfolio management services to the Funds and the Portfolio. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Funds and the Portfolio, to place the purchase and sale orders for portfolio transactions of the Funds and to manage, generally, the Funds' and the Portfolio's investments.



The Investment Advisory Agreement among Brown Brothers Harriman, the Portfolio and the Trust, as amended and restated August 4, 2003, remains in effect only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds or the Portfolio, or by the Board of Trustees, and
(ii) by a vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940
Act) ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was most recently approved by the Independent Trustees on November 8, 2002. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Board of Trustees or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Trust or the Portfolio, as the case may be (see "Additional Information").



The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to the following percentages of each Fund's average daily net assets:



Fund                      Investment Advisory Fee
                          Paid as Percentage of
                          Average Daily
                          Net Assets
U.S. Money Market          .10%
Portfolio                 0
Tax Exempt Fund           0.15%
Short/Intermediate         .25%
Fund                      0
Treasury Fund             0.15%

---------------------------------------------------------------------------

Fees incurred for advisory services are given for the fiscal years ended
June 30:



Fund                            2003                 2002
U.S. Money Market               $3,351,976           $3,458,367
Portfolio
Tax Exempt Fund                 $642,805             $236,448
Short/Intermediate Fund         $259,728             $188,614
Treasury Fund                   $268,131             $314,937

---------------------------------------------------------------------------

The investment advisory services of Brown Brothers Harriman to the Funds and the Portfolio are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.



Pursuant to a license agreement between the Trust and Brown Brothers Harriman dated November 9, 2001, and a license agreement between the Portfolio and Brown Brothers Harriman dated May 9, 2002, the Trust and each series thereof may use "BBH" in name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Trust upon the expiration or earlier termination of any investment advisory agreement between the Trust or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman. Termination of the agreement would require the Trust or Portfolio to change its name and the name of the Funds to eliminate all references to BBH.



ADMINISTRATORS



Brown Brothers Harriman Trust Company, LLC acts as Administrator of the Trust and the Portfolio. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.



In its capacity as Administrator of the Trust and the Portfolio, Brown Brothers Harriman Trust Company LLC administers all aspects of the Trust's and the Portfolio's operations subject to the supervision of the Board of Trustees except as set forth above under "Investment Adviser" and below under "Distributor." In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company LLC (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust and the Portfolio; (ii) oversees the performance of administrative and professional services to the Trust and the Portfolio by others, including the Transfer and Dividend Disbursing Agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and each Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for each Fund and reports to shareholders and the SEC.



The Administration Agreement among the Trust, the Portfolio and Brown Brothers Harriman Trust Company LLC amended and restated August 4, 2003, will remain in effect only so long as the agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees last approved the Administration Agreement on November 8, 2002. The agreement will terminate automatically if assigned by any party thereto and is terminable with respect to the Trust or the Portfolio at any time without penalty by a vote of a majority of the Trustees of the Trust or the Trustees of the Portfolio, as the case may be, or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be. The Administration Agreement is terminable by the Board of Trustees or shareholders on 60 days' written notice to Brown Brothers Harriman. The agreement is terminable by the Administrator on 90 days' written notice to the Trust or the Portfolio, as the case may be.



For the services rendered to the Trust and the Portfolio and related expenses borne by Brown Brothers Harriman Trust Company LLC, as Administrator of the Trust, Brown Brothers Harriman Trust LLC receives an annual fee, computed daily and payable monthly, equal to the following annual rate of each Fund's average daily net assets:



                                Percentage
                                of Average
                                Daily Net
Fund                            Assets
Money Market Fund               0.095%
U.S. Money Market               0.035%
Portfolio
Tax Exempt Fund                 0.10%
Short/Intermediate Fund         0.15%
Treasury Fund                   0.10%

---------------------------------------------------------------------------

Fees incurred for administrative services are given for the fiscal years ended June 30:



Fund                            2003                 2002
Money Market Fund               $1,377,058           $1,428,192
U.S. Money Market               $1,173,192           $1,212,199
Portfolio
Tax Exempt Fund                 $428,537             $335,656
Short/Intermediate Fund         $155,837             $113,169
Treasury Fund                   $178,754             $241,289

---------------------------------------------------------------------------

Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. ("BBH & Co.")(each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Funds and the Portfolio as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices BBH & Co. are located at 140 Broadway, New York, New York 10005. The Sub-administrators' sub-administrative duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Funds and the Portfolio, participating in the preparation of documents required for compliance by the Funds and the Portfolio with applicable laws and regulations, preparing certain documents in connection with meetings of Directors/Trustees and shareholders of the Funds and the Portfolio, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above (see "Administrator"). For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Funds and the Portfolio, respectively.



DISTRIBUTOR



Effective September 16, 2002, Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Funds' shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Contract dated as of September 16, 2002 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Contract was first approved by the Independent Trustees of the Trust on August 6, 2002. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Edgewood, and (ii) by Edgewood on ninety (90) days' written notice to the Trust.



SHAREHOLDER SERVICING AGENT



The Trust has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Funds, among other things: answers inquiries from shareholders of and prospective investors in the Funds regarding account status and history, the manner in which purchases and redemptions in each of the Fund's shares may be effected and certain other matters pertaining to the Funds; assists shareholders of and prospective investors in the Funds in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in the Funds may reasonably request. For these services, Brown Brothers Harriman receives from the Funds an annual fee, computed daily and payable monthly, of the average daily net assets of the Funds represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an eligible institution. The fees are set out below.



                          Percentage of Average
                          Daily
Fund                      Net Assets
Money Market Fund         0.25%
Tax Exempt Fund           0.25%
Treasury Fund             0.225%

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FINANCIAL INTERMEDIARIES



From time to time, the Funds' Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Fund shares through that Financial Intermediary which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in the Funds who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customers' shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Funds. For these services, the Financial Intermediary receives such fees from the Shareholder Servicing Agent as may be agreed upon from time to time between the Shareholder Servicing Agent and such Financial Intermediary.



ELIGIBLE INSTITUTIONS



The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which that financial institution, as agent for the Trust with respect to shareholders of and prospective investors in the Funds who are customers of that financial institution among other things: provides necessary personnel and facilities to establish and maintain certain Shareholder accounts and records enabling it to hold, as agent, its customers' shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Funds. For these services, each financial institution receives from the Funds an annual fee, computed daily and payable monthly, of the average daily net assets of the Funds represented by shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record. The fees are set out below.



                          Percentage of Average
                          Daily
Fund                      Net Assets
Money Market Fund         0.25%
Tax Exempt Fund           0.25%
Treasury Fund             0.225%

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CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT



Brown Brothers Harriman, 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Funds and the Portfolio.



As Custodian for the Funds, it is responsible for holding the Funds' assets (i.e., cash and the Money Market Fund's interest in the U.S. Money Market Portfolio) pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV and net income per share of the Funds.



As Custodian for the Portfolio, it is responsible for maintaining books and records of portfolio transactions and holding the Portfolio's securities and cash pursuant to a custodian agreement with the Portfolio. Cash is held for the Portfolio in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Portfolio, the Custodian maintains the accounting and portfolio transaction records for the Portfolio and each day computes the NAV and net income of the Portfolio.



Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Funds. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Funds' Shares.



INDEPENDENT AUDITORS



Deloitte & Touche LLP, Boston, Massachusetts are the independent auditors for the Funds and Portfolio.



CODE OF ETHICS



The Trust, the U.S. Money Market Portfolio, the Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the U.S. Money Market Portfolio, the Adviser and the Distributor are on file with and are available from the SEC (See "Additional Information" below).



NET ASSET VALUE



The NAV of each of the Fund's Shares is normally determined each day the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve banks are open for business. (As of the date of this SAI, the NYSE and banks are open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas.) This determination of NAV of each share of the Funds is made once during each such day as of the close of regular trading on the NYSE by subtracting from the value of each Fund's total assets the amount of liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Funds outstanding at the time the determination is made. It is anticipated that the NAV of each share of the money market funds will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, the Trust and the Portfolio employ specific investment policies and procedures to accomplish this result.



MONEY MARKET FUNDS:



The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the NAV per share of the Money Market Fund is determined. The determination of the value of the Fund's investment in the Portfolio is made by subtracting from the value of the total assets of Portfolio the amount of the Portfolio's liabilities and multiplying the difference by the percentage, effective for that day, which represents the Money Market Fund's share of the aggregate beneficial interests in the Portfolio. The value of the Money Market fund's investment in the Portfolio is normally determined once daily at 4:00 p.m.(Eastern time) on each day the NYSE is open for regular trading and New York banks are open for business.



The Tax Exempt Fund's and Treasury Fund's and the Portfolio's assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. Although the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Funds or the Portfolio would receive if the security were sold.



Pursuant to a rule of the SEC, an investment company may use the amortized cost method of valuation subject to certain conditions and the determination that such method is in the best interests of each Fund's shareholders and the Portfolio's other investors. The use of amortized cost valuations is subject to the following conditions: (i) as a particular responsibility within the overall duty of care owed to the shareholders and investors, the Trustees have established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective of its investors, to stabilize the NAV as computed; (ii) the procedures include periodic review by the Trustees, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the value of the Funds' or the Portfolio's net assets using amortized cost and the value of the Funds' or the Portfolio's net assets based upon available indications of market value with respect to such portfolio securities; (iii) the Trustees will consider what steps, if any, should be taken if a difference of more than 1/2 of 1% occurs between the two methods of valuation; and (iv) the Trustees will take such steps as they consider appropriate, such as shortening the average portfolio maturity, realizing gains or losses, establishing the value of the Fund's or the Portfolio's net assets by using available market quotations, or reducing the value of interests in the Fund or the Portfolio, to minimize any material dilution or other unfair results which might arise from differences between the two methods of valuation.



Such conditions also generally require that: (i) investments be limited to instruments that the Trustees determine present minimal credit risks and which are of high quality as determined by any NRSRO that is not an affiliated person of the issuer of, or any issuer, guarantor or provider of credit support for, the instrument, or, in the case of any instrument that is not so rated, is of comparable quality as determined by the Investment Adviser under the general supervision of the Trustees; (ii) a dollar-weighted average portfolio maturity of not more than 90 days be maintained and no instrument is purchased with a remaining maturity of more than 397 days; (iii) the Funds' and the Portfolio's available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable, if the disposition of a portfolio security results in a dollar-weighted average portfolio maturity of more than 90 days; and (iv) no more than 5% of the Funds' and the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. government securities).



It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Funds would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Funds would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in any of the Funds.



SHORT/INTERMEDIATE FUND:



Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by one or more pricing services, use of which has been approved by the Board of Trustees. In making such valuations, each pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair market value of such securities.



Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value.



COMPUTATION OF PERFORMANCE

MONEY MARKET FUNDS:



The current and effective yields of the Funds may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Seven-day current yield is computed by dividing the net change in account value (exclusive of capital changes) of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period by the value of that account at the beginning of that period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. The current yield for the seven-day calendar period ended June 30, 2003 was 0.01% for the Money Market Fund, 0.01% for the Tax Exempt Fund, and 0.01% for the Treasury Fund, respectively. In addition, the Trust may use an effective annualized yield quotation for the Fund computed on a compounded basis by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7, and subtracting 1 from the result. Based upon this latter method, the effective annualized yield for the seven-day calendar period ended June 30, 2003 was 0.70% for the Money Market Fund, 0.51% for the Tax Exempt Fund, and 0.50% for the Treasury Fund, respectively.



The yield should not be considered a representation of the yield of the Funds in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held for the Funds, changes in interest rates on investments, and each Fund's expenses during the period.



Yield information may be useful for reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, each Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.



The Funds' "yield" and "effective yield" and "tax equivalent yield" may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Such yield figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Funds' investment results and/or comparisons of its investment results to various unmanaged indexes (such as 1-month LIBOR) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes will be used on a consistent basis. The Funds' investment results as used in such communications are calculated in the manner set forth below.



The "yield" of each Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.



Short/Intermediate Fund:

The average annual total rate of return of the Short/Intermediate Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.



The total rate of return of the Short/Intermediate Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.



The annualized total rate of return for the Short/Intermediate Fund for the fiscal year ended June 30, 2003 and the period July 23, 1992 (commencement of operations) to June 30, 2003 were 4.04% and 4.21%, respectively. The total rate of return for the Fund for the five year period ended June 30, 2003 was 4.16%. The total rate of return should not be considered a representation of the total rate of return of the Short/Intermediate Fund in the future since the total rate of return is not fixed. Actual total rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Short/Intermediate Fund and the Short/Intermediate Fund's expenses during the period.



Total rate of return information may be useful for reviewing the performance of the Short/Intermediate Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Short/Intermediate Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.



Any "yield" quotation of the Short/Intermediate Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30-day or one-month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Short/Intermediate Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.



Any tax equivalent yield quotation of the Short/Intermediate Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield is the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield is the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates, and (b) the portion of the yield which is not tax-exempt.



The 30-day yield and tax equivalent yield assuming a tax rate of 36% for the period ended June 30, 2003 were 2.07% and 3.23%, respectively. The yield should not be considered a representation of the yield of the Short/Intermediate Fund in the future since the yield is not fixed. Actual yields depend on the type, quality and maturities of the investments held for the Short/Intermediate Fund, changes in interest rates on investments, and the Short/Intermediate Fund's expenses during the period.



The Short/Intermediate Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Short/Intermediate Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Lehman 3-Year General Obligation Municipal Bond Index or the Merrill Lynch 0-3 Year General Obligation Municipal Bond Index) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Short/Intermediate Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

Period and average annualized "total rates of return" may be provided in such communications. The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.



PURCHASES AND REDEMPTIONS

A confirmation of each purchase and redemption transaction is issued upon execution of that transaction.



A shareholder's right to any redemption may be suspended for more than seven days: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.



Redemptions from the Funds are processed once a completed account application with a certified taxpayer identification number has been received.



In the event a shareholder redeems all shares held in a Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of a Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.



The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.



SHORT/INTERMEDIATE FUND ONLY:



The value of shares redeemed may be more or less than the shareholder's cost depending on a Fund's performance during the period the shareholder owned such shares.



FEDERAL TAXES



Each year, the Trust intends to continue to qualify the Funds and elect that each Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders. A 4% non-deductible excise tax is imposed on each Fund to the extent that certain distribution requirements for each Fund for each calendar year are not met. The Trust intends to continue to meet such requirements. The Portfolio is also not required to pay any federal income or excise taxes.

Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Trust's fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Trust and each eligible institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.



This tax discussion is based on the tax laws and regulations in effect on the date of this SAI, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.



Return of Capital. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution from a Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.



Redemption of Shares. Any gain or loss realized on the redemption of shares by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution.



Treatment of Distributions. The non-exempt portion of dividends is taxable as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These dividends are not eligible for the dividends-received deduction allowed to corporate shareholders. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held shares of the Funds.



Other Taxes. The treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.



TREASURY FUND ONLY:



Assets of the Treasury Fund are invested in direct obligations of the U.S. government, the interest from which is specifically exempted from state and local income taxes when held directly by taxpayers. All states by legislation or regulation allow the character of interest income from direct obligations of the U.S. government received by a regulated investment company organized as a series of a Massachusetts business trust, such as the Treasury Fund, to pass through to shareholders. However, a shareholder of the Treasury Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the Treasury Fund's income which is derived from repurchase agreements to the extent practicable. The Trust intends to advise shareholders of the proportion of the Treasury Fund's dividends which is derived from interest on direct obligations of the U.S. government.



Shareholders are urged to consult their tax advisors regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid from the Treasury Fund which is derived from interest on direct obligations of the U.S. government.



TAX EXEMPT AND SHORT/INTERMEDIATE FUND:



The exemption for federal income tax purposes of dividends derived from interest on municipal bonds does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority.

Shareholders of the Tax Exempt and Short/Intermediate Funds may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they may reside but may be subject to tax on income derived from obligations of other jurisdictions. Shareholders are advised to consult with their own tax advisors about the status of distributions from the Tax Exempt and Short/Intermediate Funds in their own states and localities.



In accordance with the investment objective of the Tax Exempt and Short/Intermediate Funds, it is expected that the Funds' net income is attributable to interest from municipal bonds and, as a result, dividends to shareholders are designated by the Trust as "exempt interest dividends" under
Section 852(b)(5) of the Code, which may be treated as items of interest excludible from a shareholder's gross income. Although it is not intended, it is possible that the Tax Exempt and Short/Intermediate Funds may realize short-term capital gains or losses from securities transactions as well as taxable interest income depending on market conditions.



In accordance with Section 852(b)(5) of the Code, in order for the Tax Exempt Fund to be entitled to pay exempt interest dividends to shareholders, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of obligations whose interest is exempt from federal income tax.



The Code provides that interest on indebtedness incurred, or continued, to purchase or carry shares of the Tax Exempt or Short/Intermediate Fund is not deductible. Further, entities or persons who may be "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds should consult with their own tax advisors before purchasing shares of the Tax Exempt or the Short/Intermediate Fund.



MONEY MARKET FUNDS:



To maintain a constant $1.00 per share NAV, the Trustees may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.




DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized on June 7, 1983, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (800) 625-5759.The Trust's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each Fund share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of a Fund, that Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. Shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series vote together in the election or selection of the Trust's Trustees, principal underwriters and auditors for the Trust. Upon liquidation or dissolution of the Trust, the shareholders of each series are entitled to share pro rata in the net assets of their respective series available for distribution to shareholders. The Trust reserves the right to create and issue additional series of shares. The Trust currently consists of four series.



Each share of a Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.



Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee of the Trust. The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of the Trust by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Trustees of the Trust recommend such sale of assets, the approval by vote of the holders of a majority of the Trust's outstanding shares will be sufficient. The Trust may also be terminated upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares.



Share certificates are not issued by the Trust.



The By-Laws of the Trust provide that the presence in person or by proxy of the holders of record of one half of the shares of a Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-Laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.



The Trustees of the Trust themselves have the power to alter the number and the terms of office of the Trustees of the Trust, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and to appoint their own successors; provided that at least two-thirds of the Trustees of the Trust have been elected by the shareholders.



The Declaration of Trust provides that, at any meeting of shareholders of a Fund, each Eligible Institution or Financial Intermediary may vote any shares as to which that Eligible Institution or Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution or Financial Intermediary is the agent of record. Any shares so voted by an Eligible Institution or Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.



The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder's incurring financial loss because of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.



Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Trust votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.



The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.



The Portfolio, in which all of the assets of the Money Market Fund are invested, is organized as a trust under the law of the State of New York. The Portfolio's Declaration of Trust provides that the Money Market Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Money Market Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Money Market Fund nor its shareholders will be adversely affected by reason of the investment of all of the assets of the Money Market Fund in the Portfolio.



Each investor in the Portfolio, including the Money Market Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange is open for regular trading and New York banks are open for business. At 4:00 p.m. (Eastern time) on each such business day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. (Eastern time) on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of 4:00 p.m. (Eastern time) on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. (Eastern time) on the following business day of the Portfolio.



Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.



With   respect   to  the   Treasury   Fund,   the  Tax   Exempt   Fund  and  the
Short/Intermediate Fund, the Trust may, in the future, seek to achieve the Funds' investment objective by investing all of the Funds' investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as those applicable to each Fund. In such event, each Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from each Fund would be reduced. Such an investment would be made only if the Trustees believe that the aggregate per share expenses of each Fund and such other investment company would be less than or approximately equal to the expenses which each Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.



It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the Funds' shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Funds' shareholders.



However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Funds' shareholders with respect to (a) any proposal relating to the investment company in which the Funds' assets were invested, which proposal, if made with respect to the Funds, would not require the vote of the shareholders of the Funds, or (b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Funds.



PORTFOLIO BROKERAGE TRANSACTIONS



The securities in which the Funds invest are traded primarily in the over-the-counted market on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible, transactions on behalf of the Funds are entered directly with the issuer or from an underwriter or market maker for securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between bid and asked price. The policy of the Funds regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Funds' policies, the Investment Adviser effects transactions with those brokers and dealers who the investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. While reasonably competitive spreads or commissions are sought for the Funds, the Funds will not necessarily be paying the lowest spread or commission available. If the Investment Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; and appraisals or evaluations of portfolio securities. For the fiscal years ended June 30, 2002 and 2003, the portfolio turnover rates for the Short/Intermediate Fund were 94% and 82%, respectively.



On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of a Fund or the Portfolio as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds or the Portfolio. In some instances, this procedure might adversely affect a Fund or the Portfolio.



Although the Funds and the Portfolio generally holds investments until maturity and does not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if it believes such disposition advisable.



It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the shareholders of the Short/Intermediate Fund and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund's shareholders.



However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the shareholders of the Short/Intermediate Fund with respect to (a) any proposal relating to the investment company in which the Fund's assets were invested, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Fund.



BOND, NOTE AND COMMERCIAL PAPER RATINGS



MONEY MARKET FUND ONLY:

There is no additional percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Portfolio may contain U.S. dollar-denominated certificates of deposit, fixed time deposits and bankers' acceptances that are issued by non-U.S. banks and their non-U.S. branches, the Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Portfolio from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Portfolio are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Portfolio are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Portfolio's net assets would be invested in such deposits.



BOND, NOTE AND COMMERCIAL PAPER RATINGS



Moody's



Aaa, Aa and A - Bonds rated Aaa are judged to be of the "Best Quality". The rating of Aa is assigned to bonds that are of "high quality by all standards", but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds". The foregoing ratings for bonds are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Issues rated Aaa or Aa may be further modified by the numbers 1, 2 or 3 (3 being the highest) to show relative strength within the rating category. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



Standard & Poor's



AAA, AA and A - The AAA rating is the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade", are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to adverse effects or changes in circumstances and economic conditions. Bonds rated AA or A may be modified with a plus (+) or a minus (-) sign to show relative strength within the rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion.



Fitch



AAA, AA and A - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



Note and Variable Rate Investment Ratings



Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, through not as large as MIG-1.



S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.



Fitch - F-1+, F-1 and F-2. Notes assigned F-1+ are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating.

Notes assigned F-2 have a satisfactory degree of assurance for timely payment, but margins of protection are not as great as for issues rated F-1+ and F-1. The symbol LOC may follow a note rating which indicates that a letter of credit issued by a commercial bank is attached to the note.



Corporate Commercial Paper Ratings



Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1 indicates highest quality repayment capacity of rated issue.



S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A-1 have the greatest capacity for timely payment. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."



Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1+ issues are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. The symbol LOC may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper.



Other Considerations



The ratings of S&P, Moody's and Fitch represent their respective opinions of the quality of the securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields and securities of the same maturity and coupon with different ratings may have the same yield.



Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

(iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt;

(vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and

(viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.



Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.



ADDITIONAL INFORMATION



As used in this SAI and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.



Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.



With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.



Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.



A copy of the Declaration of Trust establishing the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts.



Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Money Market Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. Information concerning other investors in the Portfolio is available from Brown Brothers Harriman.



The Trust may withdraw the Money Market Fund's investment in the Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if the Board of Trustees of the Trust determines that it is otherwise in the best interests of the Money Market Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Money Market Fund in another pooled investment entity or the retaining of an investment adviser to manage the Money Market Fund's assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Trust were unable to accomplish either, the Trustees will determine the best course of action.



FINANCIAL STATEMENTS



The Annual Reports of the Funds dated June 30, 2003 have been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. Copies of the Annual Reports will be provided without charge to each person receiving this SAI.

















ITEM 23.  EXHIBITS:


(a)(i)                  Amended and Restated Declaration of Trust of the
Registrant (10)
(a)(ii)     Certificate of Amendment to the Declaration of Trust of the
Registrant (*)
(a)(iii)          Designation of Series of The 59 Wall Street U.S.
Treasury Money
                  Fund (10)
(a)(iv) Designation of Series of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (10)
(a)(v)            Designation of Series of The 59 Wall Street Tax Exempt
Money
                  Fund (11)
(a)(vi) Redesignation of Series of BBH Money Market Fund, BBH U.S. Treasury Money Fund, BBH Tax Free Short/Intermediate Fixed
            Income Fund and BBH Tax Exempt Money Fund (*)
(b)               By-Laws of the Registrant (10)
(c)               Not Applicable
(d)               Advisory Agreement with respect to The 59 Wall Street
Tax Free
                  Short/Intermediate Fixed Income Fund (10)
(d)(i)            Amended and Restated Investment Advisory Agreement with
respect
                  to Tax Free/Short Intermediate Fixed Income Fund (11)
(d)(ii)           Investment Advisory Agreement with respect to the Tax
Exempt Money Fund (*)
(e)               Distribution Agreement (*)
(f)               Not Applicable
(g)(i)(a)         Custody Agreement (1)
(g)(i)(b)         Custody Agreement with Brown Brothers Harriman & Co. (14)
(g)(i)            Transfer Agency Agreement (1)
(g)(ii)           Transfer Agency Agreement with Forum Financial Services
(13)
(h)(i)(a)         Amended and Restated Administration Agreement (8)
(h)(i)(b)         Administration Agreement with Brown Brothers Harriman
                  Trust Company, LLC (14)
(h)(ii)                 Subadministrative Services Agreement (*)
(h)(iii)                License Agreement (2)
(h)(iv)           Eligible Institution Agreement (8)
(h)(v)(a)           Expense Reimbursement Agreement with respect to The 59
Wall
                  Street Money Market Fund (6)
(h)(v)(b)           Expense Reimbursement Agreement with respect to The 59
Wall
                  Street U.S. Treasury Money Fund (7)
(h)(v)(c)               Expense Reimbursement Agreement with respect to
The 59 Wall
                  Street Tax Free Short/Intermediate Fixed Income Fund (8)
(h)(v)(d)               Expense Reimbursement Agreement with respect to
The 59 Wall
                  Street Tax Exempt Money Fund (11)
(h)(v)(e) Conformed copy of Expense Reimbursement Agreement with repect to BBH Trust, BBH Fund, Inc. and BBH Common Settlement II, Inc. (*)
(i)               Opinion of Counsel (including consent) (12)
(j)               Consent of independent auditors (*)
(k)               Not Applicable
(l)               Purchase Agreement (1)
(m)               Not Applicable
(n)          Not Applicable
(o)(i) Conformed copy of Power of Attorney of the President (Principal Executive Officer), Vice President and Treasurer (Principal Accounting Officer and Principal Financial Officer, and Trustees of the Registrant; (15)
(o)(ii) Conformed copy of Power of Attorney of the President (Principal Executive Officer) of the Registrant (*)
(p)(i)            Code of Ethics of Edgewood Services, Inc., a subsidiary
            of Federated Investors, Inc. (15)
(p)(ii)     Code of Ethics of the Registrant (*)

---------------------------------------------------------------------------
*  All exhibits have been filed electronically.

(1)   Filed with Amendment No. 1 to this Registration Statement on
       October 28, 1983.
(2)   Filed with Amendment No. 10 to this Registration Statement on
       August 31, 1990.
(3) Filed with Amendment No. 11 to this Registration Statement on February 14, 1991.
(4)   Filed with Amendment No. 14 to this Registration Statement on
        June 15, 1992.
(5) Filed with Amendment No. 15 to this Registration Statement on October 27, 1992.
(6) Filed with Amendment No. 16 to this Registration Statement on October 27, 1992.
(7) Filed with Amendment No. 17 to this Registration Statement on September 3, 1993.
(8) Filed with Amendment No. 18 to this Registration Statement on September 3, 1993.
(9) Filed with Amendment No. 19 to this Registration Statement on September 3, 1993.
(10) Filed with Amendment No. 31 to this Registration Statement on October 27, 1995.
(11) Filed with Amendment No. 41 to this Registration Statement on November 30, 1998.
(12) Filed with Amendment No. 50 to this Registration Statement on November 1, 1999.
(13) Filed with Amendment No. 62 to this Registration Statement on September 29, 2000.
(14) Filed with Amendment No. 65 to this Registration Statement on October 26, 2001.
(15) Filed with Amendment No. 69 to this Registration Statement on October 28, 2002.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            REGISTRANT.
     See "Trustees and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

ITEM 25.       INDEMNIFICATION.

      As permitted by Section  17(h) of the  Investment  Company Act of
1940, as
amended  (the "1940  Act"),  and  pursuant  to Article  VII of the
Registrant's
By-Laws,  officers,  Trustees,  employees  and agents of the  Registrant may be
indemnified  against certain  liabilities in connection with the
Registrant.  As
permitted  by  Section  17(i) of the 1940  Act,  pursuant  to  Section  5 of the
Distribution Agreement, Edgewood Services, Inc., as Distributor of shares of each series of the Registrant, may be indemnified against certain liabilities which it may incur. Such Article VII of the By-Laws and
Section 5 of
the Distribution Agreement are hereby incorporated by reference in their entirety.



Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.
In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the Registrant or the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person or the principal underwriter in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
     The investment adviser of the Registrant's Tax Free Short/Intermediate Fixed Income Fund, Brown Brothers Harriman & Co. ("BBH & Co."), is a New York limited partnership. BBH &
Co. conducts a general banking business and is a member of the New York
Stock
Exchange, Inc.
      To the knowledge of the Registrant, none of the general partners or officers of BBH & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.

ITEM 27.       PRINCIPAL UNDERWRITERS.

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Banknorth Funds, BBH, Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak(R)Family of Funds, Hibernia Funds, The Huntington Funds, Huntington VA Funds, Marshall Funds, Inc., The Riverfront Funds, WesMark Funds and MTB Group of Funds.

      (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Arthur L. Cherry              Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


J. Christopher Donahue        Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive
--
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey               President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

(c) Not applicable


ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS.
          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of:


         BBH Trust
         140 Wall Street
         New York, NY  10005

         Brown Brothers Harriman
         59 Wall Street
         New York, NY  10005
         (investment adviser)

         Brown Brothers Harriman Trust Company, LLC
         63 Wall Street
         New York, NY  10005
         (administrator)

         Federated Services Company
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA  15222-3779
         (subadministrator)

         Edgewood Services, Inc.
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA  15222-3779
         (placement agent)

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109
         (custodian)

         Forum Financial Services, LLC
         Two Portland Square
         Portland, ME  04101
         (transfer agent)


ITEM 29.       MANAGEMENT SERVICES.

      Other than as set forth under the caption "Management of the Trust" in the
Prospectus constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 30.       UNDERTAKINGS.

      (a)      If the  information  called  for  by  Item  5A of  Form
N-1A  is
               contained in the latest annual report to shareholders, the
               Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b)
under the Securities Act and has duly caused this amendment to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, Pennsylvania on the 4th day of September,
2003.

BBH TRUST

By:  /S/ CHARLES O. IZARD

     Charles O. Izard, President

         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

SIGNATURE                                             TITLE


/s/ JOSEPH V. SHIELDS, JR.                            Trustee and
(J.V. Shields, Jr.)                                               Chairman
of the Board

/s/ CHARLES O. IZARD                                  President (Principal
(Charles O. Izard )
Executive Officer)

/s/ EUGENE P. BEARD                                         Trustee
(Eugene P. Beard)

/s/ DAVID P. FELDMAN                                  Trustee
(David P. Feldman)

/s/ ARTHUR D. MILTENBERGER                            Trustee
(Arthur D. Miltenberger)

/s/ ALAN G. LOWY                                            Trustee
(Alan G. Lowy)

/s/ RICHARD L. CARPENTER                              Trustee
(Richard L. Carpenter)

/s/ CLIFFORD A. CLARK                                 Trustee
(Clifford A. Clark)

/s/ J. ANGUS IVORY                                          Trustee
(J. Angus Ivory)

/s/ MICHAEL D. MARTINS                                Treasurer, Vice
President,
(Michael D. Martins)                                        Principal
Accounting
                                                                  Officer
and Principal Financial
                                                                  Officer